As filed with the Securities and Exchange Commission January 30, 1996
                                                                     File Nos.
                                                                     2-11346
                                                                     811-537

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.

                Post Effective Amendment No. 76 (X)

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                Amendment No. 22               (X)

                         FRANKLIN CUSTODIAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (415) 312-2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

   [ ]immediately upon filing pursuant to paragraph (b)
   [X]on February 1, 1997 pursuant to paragraph (b)
   [ ]60 days after filing pursuant to paragraph (a)(i)
   [ ]on (Date) pursuant to paragraph (a)(i)
   [ ]75 days after filing pursuant to paragraph (a)(ii)
   [ ]on (Date) pursuant to paragraph (a)(ii)of rule 485

If appropriate, check the following box:

[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION PURSUANT TO RULE 24F-2. The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on November 27, 1996.

                         FRANKLIN CUSTODIAN FUNDS, INC.
                              CROSS REFERENCE SHEET

                                    FORM N-1A

          PART A: INFORMATION REQUIRED IN THE PROSPECTUS
                             (All Series)

N-1A                                   Location in
ITEM NO.     ITEM                      REGISTRATION STATEMENT

1.           Cover Page                 Cover Page

2.           Synopsis                   Expense Summary

3.           Condensed Financial        "How does the Fund Measure
             Information                Performance?"

4.           General Description of     "How is the Fund
             Registrant                 Organized?";"How does the Fund
                                        Invest its Assets?"; "What are the
                                        Fund's Potential Risks?"

5.           Management of the Fund     "Who Manages the Fund?"

5A.          Management's Discussion    Contained in Registrant's
             of Fund Performance        Annual Report to
                                        Shareholders

6.           Capital Stock and Other    "How is the Fund
             Securities                 Organized?"; "Services to Help You
                                        Manage Your Account"; "What
                                        Distributions Might I Receive
                                        from the Fund?"; "How Taxation
                                        Affects the Fund and its
                                        Shareholders"

7.           Purchase of Securities     "How Do I Buy Shares?"; "May I
             Being Offered              Exchange Shares for Shares of
                                        Another Fund?"; "Transaction
                                        Procedures and Special
                                        Requirements"; "Services to
                                        Help You Manage Your Account";
                                        "Useful Terms and Definitions"

8.           Redemption or Repurchase   "May I Exchange Shares for
                                        Shares of Another Fund?";
                                        "How Do I Sell Shares?";
                                        "Transaction Procedures and
                                        Special Requirements";
                                        "Services to Help You Manage
                                        Your Account"

9.           Pending Legal Proceedings  Not Applicable

                         FRANKLIN CUSTODIAN FUNDS, INC.
                              CROSS REFERENCE SHEET

                                    FORM N-1A

          PART A: INFORMATION REQUIRED IN THE PROSPECTUS
                           (Income Series)

N-1A                                   Location in
ITEM NO.     ITEM                      REGISTRATION STATEMENT

1.           Cover Page                 Cover Page

2.           Synopsis                   Expense Summary

3.           Condensed Financial        "How does the Fund Measure
             Information                Performance?"

4.           General Description of     "How is the Fund Organized?";
             Registrant                 "How does the Fund Invest its
                                        Assets?"; "What are the Fund's
                                        Potential Risks?"

5.           Management of the Fund     "Who Manages the Fund?"

5A.          Management's Discussion    Contained in Registrant's
             of Fund Performance        Annual Report to Shareholders

6.           Capital Stock and Other    "How is the Fund Organized?";
             Securities                 "Services to Help You Manage
                                        Your Account"; "What Distributions
                                        Might I Receive from the Fund?";
                                        "How Taxation Affects the Fund
                                        and its Shareholders"

7.           Purchase of Securities     "How Do I Buy Shares?"; "May I
             Being Offered              Exchange Shares for Shares of
                                        Another Fund?"; "Transaction
                                        Procedures and Special
                                        Requirements"; "Services to
                                        Help You Manage Your Account";
                                        "Useful Terms and Definitions"

8.           Redemption or Repurchase   "May I Exchange Shares for
                                        Shares of Another Fund?"; How
                                        Do I Sell Shares?";
                                        "Transaction Procedures and
                                        Special Requirements";
                                        "Services to Help You Manage
                                        Your Account"

9.           Pending Legal Proceedings  Not Applicable

                         FRANKLIN CUSTODIAN FUNDS, INC.
                              CROSS REFERENCE SHEET

                                    FORM N-1A

          PART A: INFORMATION REQUIRED IN THE PROSPECTUS
           (U.S. Government Securities Series)

N-1A                                   Location in
ITEM NO.     ITEM                      REGISTRATION STATEMENT

1.           Cover Page                 Cover Page

2.           Synopsis                   Expense Summary

3.           Condensed Financial        "How does the Fund Measure
             Information                Performance?"

4.           General Description of     "How is the Fund Organized?";
             Registrant                 "How does the Fund Invest its
                                        Assets?"; "What are the Fund's
                                        Potential Risks?"

5.           Management of the Fund     "Who Manages the Fund?"

5A.          Management's Discussion    Contained in Registrant's
             of Fund Performance        Annual Report to Shareholders

6.           Capital Stock and Other    "How is the Fund Organized?";
             Securities                 "Services to Help You Manage
                                        Your Account"; "What Distributions
                                        Might I Receive from the Fund?";
                                        "How Taxation Affects the Fund
                                        and its Shareholders"

7.           Purchase of Securities     "How Do I Buy Shares?"; "May I
             Being Offered              Exchange Shares for Shares of
                                        Another Fund?"; "Transaction
                                        Procedures and Special
                                        Requirements"; "Services to
                                        Help You Manage Your Account";
                                        "Useful Terms and Definitions"

8.           Redemption or Repurchase   "May I Exchange Shares for
                                        Shares of Another Fund?"; "How
                                        Do I Sell Shares?"; "Transaction
                                        Procedures and Special Requirements";
                                        "Services to Help You Manage
                                        Your Account"

9.           Pending Legal Proceedings  Not Applicable

                         FRANKLIN CUSTODIAN FUNDS, INC.
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                Part B: Information Required in the
                STATEMENT OF ADDITIONAL INFORMATION

N-1A                                    Location in
ITEM NO.    ITEM                        REGISTRATION STATEMENT

10.          Cover Page                  Cover Page

11.          Table of Contents           Contents

12.          General Information and     Not Applicable
             History

13.          Investment Objectives and   "How does the Fund Invest its
             Policies                    Assets?"; "Investment
                                         Restrictions"

14.          Management of the Fund      "Officers and Directors";
                                         "Investment Management
and
                                         Other Services"

15.          Control Persons and         "Officers and Directors";
             Principal Holders of        "Investment Management and
             Securities                  Other Services"; "Miscellaneous
                                         Information"

16.          Investment Advisory and     "Investment Management and
             Other Services              Other Services"; "The Fund's
                                         Underwriter"

17.          Brokerage Allocation and    "How does the Fund Purchase
             Other Practices             Securities for its Portfolio?"

18.          Capital Stock and Other     See Prospectus "How is the
             Securities                  Fund Organized?"

19.          Purchase, Redemption and    "How Do I Buy, Sell and
             Pricing of Securities       Exchange Shares?"; "How
             Being Offered               are Fund Shares Valued?";
                                         "Financial Statements"

20.          Tax Status                  "Additional Information on
                                         Distributions and Taxes"

21.          Underwriters                "The Fund's Underwriter"

22.          Calculation of              "How does the Fund Measure
             Performance Data            Performance?"

23.          Financial Statements        "Financial Statements"



PROSPECTUS & APPLICATION

FRANKLIN CUSTODIAN FUNDS, INC.

FEBRUARY 1, 1997

UTILITIES SERIES                   INVESTMENT STRATEGY
INCOME SERIES                      GROWTH & INCOME



GROWTH SERIES                      INVESTMENT STRATEGY
DYNATECH SERIES                         GROWTH



U.S. GOVERNMENT SECURITIES SERIES  INVESTMENT STRATEGY
                                        INCOME




This prospectus describes Class I and Class II shares of the five series of Franklin Custodian Funds, Inc. ("Custodian Funds"). Each series may individually or together be referred to as the "Fund(s)." This prospectus contains information you should know before investing in the Fund. Please keep it for future reference.


The Custodian Funds' has a Statement of Additional Information ("SAI"), dated February 1, 1997, which may be amended from time to time. It includes more information about the Custodian Funds' procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INCOME SERIES MAY INVEST UP TO 100% OF ITS NET ASSETS IN NON-INVESTMENT GRADE BONDS. THESE ARE COMMONLY KNOWN AS "JUNK BONDS." THEIR DEFAULT AND OTHER RISKS ARE GREATER THAN THOSE OF HIGHER RATED SECURITIES. YOU SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THE FUND. PLEASE SEE "WHAT ARE THE FUND'S POTENTIAL RISKS?"

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN CUSTODIAN FUNDS, INC.

FEBRUARY 1, 1997


WHEN READING THIS PROSPECTUS, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary........                               2

Financial Highlights...                               4

How does the Fund Invest its Assets?                  14

What are the Fund's Potential Risks?                  26

Who Manages the Fund?..                               32

How does the Fund Measure Performance?                36

How Taxation Affects the Fund and its Shareholders    37

How is the Fund Organized?                            38

ABOUT YOUR ACCOUNT

How Do I Buy Shares?...                               40

May I Exchange Shares for Shares of Another Fund?     46

How Do I Sell Shares?..                               49

What Distributions Might I Receive from the Fund?     51

Transaction Procedures and Special Requirements       53

Services to Help You Manage Your Account              57

GLOSSARY

Useful Terms and Definitions                          60
Appendix

Description of Ratings.                               62

777 MARINERS ISLAND BLVD.
P.O. BOX 7777
SAN MATEO
CA 94403-7777

1-800/DIAL BEN

Franklin Custodian Funds, Inc.

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended September 30, 1996. The Class II figures for the DynaTech Series, which did not offer Class II shares until September 16, 1996, are based on the historical expenses of its Class I shares for the fiscal year ended September 30, 1996. The fund's actual expenses may vary.

                    GROWTH    UTILITIES    INCOME  U.S.GOVERNMENT  DYNATECH
                    SERIES    SERIES       SERIES  SECURITIES      SERIES
                                                   SERIES
-------------------------------------------------------------------------------
A. SHAREHOLDER
   TRANSACTION
   EXPENSES+

  CLASS I

  Maximum Sales
  Charge (as a
  percentage of
  Offering Price)   4.50%      4.25%        4.25%   4.25%           4.50%

  Paid at time of
  purchase++        4.50%      4.25%        4.25%   4.25%           4.50%
  Paid at
  redemption+++     NONE       NONE         NONE    NONE            NONE

  Exchange Fee
  (per
  transaction)      NONE      $5.00*       $5.00*  $5.00*           NONE

  CLASS II

  Maximum Sales
  Charge (as a
  percentage of
  Offering Price)   1.99%     1.99%       1.99    1.99%           1.99%
  Paid at time
  of purchase++++   1.00%     1.00%       1.00%   1.00%           1.00%
  Paid at
  redemption+++     0.99%     0.99%       0.99%   0.99%           0.99%

  Exchange Fee (per
   transaction      NONE      $5.00*      $5.00*  $5.00*          NONE

  B.ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE
   NET ASSETS)

  CLASS I

  Management
  Fees            0.49%      0.46%        0.46%   0.45%            0.63%
  Rule 12b-1
  Fees**          0.22%      0.13%        0.14%   0.08%            0.20%

  Other
  Expenses        0.16%      0.12%        0.10    0.07%            0.22%

  Total Fund
  Operating
  Expenses        0.87%      0.71%        0.70%   0.60%            1.05%

  CLASS II

  Management
  Fees           0.49%      0.46%         0.46%   0.45%            0.63%

  Rule 12b-1
  Fees**         0.98%      0.65%         0.65%   0.65%            1.00%

  Other
  Expenses       0.16%      0.12%         0.10%   0.07%            0.22%

  Total Fund
  Operating
  Expenses      1.63%       1.23%         1.21%   1.17%            1.85%

C. EXAMPLE

Assume the annual return for each class is 5% and operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.



  CLASS I     GROWTH     UTILITIES     INCOME     U.S.GOVERNMENT     DYNATECH

  1 YEAR***   $ 53       $ 49          $ 49          $48              $ 55
  3 YEARS     $ 72       $ 64          $ 64          $61              $ 77
  5 YEARS     $ 91       $ 80          $ 80          $75              $100
  10 YEARS    $147       $127          $126         $114              $167

  CLASS II

  1 YEAR      $ 36      $ 32           $ 32         $ 32             $ 39
  3 YEARS     $ 61      $ 49           $ 48         $ 47             $ 68
  5 YEARS     $ 98      $ 77           $ 76         $ 74             $109
  10 YEARS    $201      $157           $155         $151             $225

For the same Class II investment, you would pay projected expenses of $26 (Growth Series), $22 (Utilities Series), $22 (Income Series), $22 (U.S. Government Securities Series) and $29 (DynaTech Series) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.
+++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? Contingent Deferred Sales Charge" for details.
++++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? Deciding Which Class to Buy."

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the Utilities, Income and U.S. Government Securities Series, these fees may not exceed 0.15% for Class I and 0.65% for Class II. For the Growth and DynaTech Series, these fees may not exceed 0.25% for Class I and 1.00% for Class
II. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in Custodian Funds' Annual Report to Shareholders for the fiscal year ended September 30, 1996. The Annual Report to Shareholders also includes more information about each Fund's performance. For a free copy, please call Fund Information.

GROWTH SERIES: CLASS I+++

                           YEAR ENDED SEPT. 30,
-------------------------------------------------------------------------------
                    1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
-------------------------------------------------------------------------------


PER
SHARE
OPERATING
PERFORMANCE

Net
Asset
Value
at
Beginning
of Year           $19.38     $14.96     $14.25    $13.70       $13.45    $10.69       $11.97      $ 9.64      $10.39   $ 7.51
-------------------------------------------------------------------------------

Net
Investment
Income           0.220      0.170      0.190    0.232          0.229     0.325       0.314       0.227       0.212     0.207

Net
Realized &
Unrealized
Gain (Loss)
on Securities   3.538     4.427       0.899     0.575          0.524     2.703      (1.188)     2.332        (0.570)   2.852
-------------------------------------------------------------------------------

Total
From
Investment
Operations      3.758     4.597       1.089     0.807           0.753     3.028      (0.874)     2.559        (0.358)   3.059

                ---------------------------------------------------------------

                ---------------------------------------------------------------

Distributions
From Net
Investment
Income         (0.164)    (0.135)    (0.297)   (0.189)       (0.353)    (0.268)    (0.206)    (0.221)        (0.202)  (0.150)

Distributions
From Capital
Gains          (0.154)    (0.042)    (0.082)   (0.068)        (0.150)      --       (0.200)     (0.008)       (0.190) (0.029)

               ----------------------------------------------------------------

Total
Distributions  (0.318)    (0.177)    (0.379)   (0.257)        (0.503)   (0.268)    (0.406)     (0.229)       (0.392)  (0.179)

              ------------------------------------------------------------------

Net Asset
Value at
End of Year   $22.82       $19.38    $14.96     $14.25        $13.70      $13.45    $10.69       $11.97       $ 9.64    $10.39

              -----------------------------------------------------------------

              -----------------------------------------------------------------

Total
Return*       19.60%      31.11%     7.63%      5.87%         5.73%       28.65%     (7.55)%     27.02%        (3.28)%   41.10%

RATIOS/SUPPLEMENTAL DATA

Net Assets
at End of
Year (in
000's       $1,020,486  $712,866   $516,620    $560,824     $532,971    $331,392     $169,939    $134,523     $106,766 $115,845

Ratios of
Expenses
to Average
Net Assets    0.87%      0.90%      0.77%       0.64%        0.66%       0.70%        0.73%       0.76%         0.77%     0.81%

Ratio of
Net
Investment
Income to
Average Net
Assets       1.16%       1.08%      1.23%       1.64%         2.06%      2.58%        2.74%       1.94%         2.27%      2.34%

Portfolio
Turnover
Rate         2.03%       1.39%      6.52%       1.70%         0.81%       7.98%        --%         2.24%         --%       8.73%

Average
Commission
Rate         0.0543       --          --          --          --           --         --           --            --          --

GROWTH SERIES: CLASS II

                     YEAR ENDED FOR THE PERIOD ENDED
                      SEPT. 30, 1996       SEPT. 30, 1995++
--------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE

Net Asset
Value at
Beginning of
Year                $19.33                  $16.88
                    ------------------------------
Net Investment
Income                0.120                   0.023

Net Realized
& Unrealized
Gain (Loss)
on Securities         3.463                   2.427
                      -----------------------------
Total From
Investment
Operations            3.583                   2.450
                      -----------------------------
                      -----------------------------
Distributions
From Net
nvestment
Income               (0.159)                   --

Distributions
From Capital Gains   (0.154)                   --
                     -----------------------------
Total
Distributions        (0.313)                   --
                     -----------------------------
Net Asset
Value at End
of Year               22.60                $19.33
                     -----------------------------
                     -----------------------------
Total Return*         18.73                 14.72%

Ratios/Supplemental Data

Net Assets
at End of Year
(in 000's)           $43,417                $4,161

Ratios of
Expenses to
Average Net
Assets**               1.63                  1.79%+

Ratio of
Net
Investment
Income to
Average Net
Assets                 0.40                  0.37%+

Portfolio
Turnover Rate          2.03%                 1.39%

Average
Commission Rate        0.0543                 --

DYNATECH SERIES: CLASS I+++


                          YEAR ENDED SEPT. 30,

                   ------------------------------------------------------------
                   1996       1995       1994       1993        1992       1991        1990       1989       1988       1987

                  -------------------------------------------------------------

Per
Share
Operating
Performance

Net Asset
Value at
Beginning
of Year           $12.78   $ 9.85       $10.29      $ 9.21    $ 8.68     $ 6.77        $ 7.63    $ 5.89      $ 7.08   $ 4.79

                  -------------------------------------------------------------

Net
Investment
Income           0.060      0.118         0.070     0.102      0.120      0.126        0.156      0.060       0.040     0.031

Net Realized
& Unrealized
Gain (Loss)
on Securities    1.536      2.991         0.210     1.207      0.522      1.952         (0.352)    1.719       (1.197)    2.292

                 --------------------------------------------------------------

Total From
Investment
Operations       1.596       3.109        0.280     1.309      0.642      2.078         (0.196)     1.779       (1.157)   2.323

                  --------------------------------------------------------------

                 ---------------------------------------------------------------

Distributions
From Net
Investment
Income          (0.118)     (0.049)       (0.124)  (0.117)    (0.112)    (0.168)        (0.059)     (0.039)     (0.033)   (0.033)

Distributions
From Capital
Gains           (0.228)     (0.130)       (0.596)  (0.112)       --         --            (0.605)      --           --        --

                ---------------------------------------------------------------

Total
Distributions   (0.346)     (0.179)       (0.720)  (0.229)   (0.112)     (0.168)        (0.664)     (0.039)     (0.033)    (0.033)

                ---------------------------------------------------------------

Net Asset
Value at
End of Year     $14.03      $12.78       $ 9.85    $10.29      $9.21     $ 8.68          $ 6.77     $ 7.63       $ 5.89     $ 7.08

               ---------------------------------------------------------------

               ---------------------------------------------------------------
Total Return*   12.84%      32.10%        2.89%    14.36%     7.29%     31.21%           (2.71)%   30.26%       (16.41)%    48.60%

RATIOS/SUPPLEMENTAL DATA

Net Assets
at End of
Year (in
000's)         $104,508    $92,987      $67,413    $71,469    $64,595    $48,867       $36,538    $37,673        $33,575    $50,417

Ratios of
Expenses to
Average Net
Assets           1.05%     1.01%         1.00%       0.81%    0.81%       0.93%        0.79%       0.83%         0.87%      0.86%

Ratio of
Net Investment
Income to
Average Net
Assets           0.43%     1.11%         0.69%       1.03%    1.42%       1.57%        2.09%       0.90%         0.68%      0.48%

Portfolio
Turnover Rate   11.94%     9.84%         9.73%      26.56%    10.70%      7.12%        11.34%       --%          3.68%      8.27%

Average
Commission
Rate           0.0551       --            --          --        --          --          --          --            --         --

DYNATECH SERIES: CLASS II

                      FOR THE PERIOD ENDED
                      SEPT. 30 1996++++
-------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset Value at
Beginning of Yea           $13.57
                          ----------
Net Investment Income        0.004

Net Realized &
Unrealized Gain
(Loss) on Securities         0.460
                         -----------
Total From Investment
Operations                   0.464
                        ------------
                        ------------
Distributions
From Net
Investment Income           --

Distributions From
Capital Gains               --
                      -------------
Total Distributions         --

Net Asset Value at
End of Year                $14.03
                      -------------
                      -------------
Total Return*                3.39

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of
Year (in 000's)               --

Ratios of Expenses
to Average Net Assets       1.85+

Ratio of Net
Investment Income
to Average Net Assets     (0.140)+

Portfolio Turnover Rate    11.94

Average Commission Rate   0.0551

UTILITIES SERIES: CLASS I

                 YEAR ENDED SEPT. 30,

                  --------------------------------------------------------------
                 1996       1995       1994       1993       1992       1991         1990       1989       1988       1987

                 --------------------------------------------------------------

PER SHARE
OPERATING
PERFORMANCE

Net Asset
Value at
Beginning
of Year         $ 9.75     $ 8.33      $10.78     $ 9.63     $ 8.81      $ 7.48$       8.10       $ 7.46     $ 7.72     $ 8.21

                ---------------------------------------------------------------

Net
Investment
Income          0.537      0.527       0.550      0.534    0.530         0.535       0.529      0.548       0.553      0.536

Net Realized
& Unrealized
Gain (Loss)
on Securities   0.039      1.424       (2.436)    1.161      0.849        1.385      (0.555)    0.672       (0.243)    (0.455)

Total From
Investment
Operations      0.576      1.951       (1.886)    1.695      1.379        1.920      (0.026)    1.220        0.310       0.081

                ---------------------------------------------------------------

                ---------------------------------------------------------------
Distributions
From Net
Investment
Income         (0.524)    (0.524)       (0.524)   (0.545)   (0.559)      (0.590)     (0.580)    (0.580)      (0.570)    (0.560)

Distributions
From Capital
Gains          (0.072)   (0.007)        (0.040)      --        --          --       (0.014)       --          --         (0.011)

                ---------------------------------------------------------------


Total
Distributions  (0.596)   (0.531)        (0.564)    (0.545)   (0.559)    (0.590)    (0.594)    (0.580)      (0.570)       (0.571)

                ----------------------------------------------------------------

Net Asset
Value at
End of Year    $ 9.73      $ 9.75        $ 8.33      $10.78    $9.63     $ 8.81   $ 7.48       $ 8.10       $ 7.46        $ 7.72

               -----------------------------------------------------------------

               -----------------------------------------------------------------
Total
Return*         5.94%      24.19%      (17.94)%       17.83%    15.89%    26.15%    (0.93)%     16.71%        4.03%         0.56%

RATIOS/SUPPLEMENTAL DATA

Net Assets
at End of
Year
(in 000's)    $2,400,561 $2,765,976 $2,572,508  $3,626,774 $2,191,095 $1,226,118   $ 749,386 $ 652,308    $ 615,985        $632,474

Ratios of
Expenses to
Average Net
Assets         .71%      0.73%         0.64%           0.55%     0.57%   0.59%      0.60%       0.62%       0.64%          0.65%

Ratio of
Net
Investment
Income to
Average Net
Assets         5.24%     5.88%        5.76%        5.30%         5.90%  6.44%      6.50%        7.10%       7.36%          6.55%

Portfolio
Turnover
Rate          17.05%     5.55%        6.34%         7.81%       1.39%   0.89%     2.07%        4.02%        1.68%            --%

Average
Commission
Rate          0.0486       --           --             --          --     --         --          --          --               --

UTILITIES SERIES: CLASS II

                          YEAR ENDED           FOR THE PERIOD ENDED
                          SEPT. 30, 1996       SEPT. 30, 1995++
             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset Value
at Beginning of Year       $ 9.75                   $ 8.89
                           -------------------------------

Net Investment Income        0.462                   0.228

Net Realized &
Unrealized Gain
(Loss) on Securities         0.061                   0.880
                           -------------------------------
Total From Investment
Operations                   0.523                   1.108
                           -------------------------------
                           -------------------------------
Distributions From Net
Investment Income           (0.481)                (0.248)

Distributions
From Capital Gains          (0.072)                  --
                           -------------------------------
Total Distributions         (0.553)                (0.248)
                           -------------------------------
Net Asset Value at
End of Year                 $ 9.72                 $ 9.75
                          ================================

Total Return*                 5.39%                 13.01%

RATIOS/SUPPLEMENTAL DATA

Net Assets at
End of Year
(in 000's)                $19,655                   $ 8,369

Ratios of Expenses
to Average Net Assets       1.23%                   1.21%+

Ratio of Net
Investment Income
to Average Net Assets       4.86%                   5.15%+

Portfolio Turnover Rate    17.05%                   5.55%

Average Commission Rate    0.0486                     --

INCOME SERIES: CLASS I

                     YEAR ENDED SEPT. 30,

                    -----------------------------------------------------------
                    1996       1995       1994       1993      1992       1991      1990       1989       1988       1987
--------------------------------------------------------------------------------

PER SHARE
OPERATING
PERFORMANCE

Net Asset
Value at
Beginning
of Year          $ 2.30     $ 2.22      $ 2.46     $ 2.25     $ 2.08     $ 1.76     $ 2.11      $ 2.11       $ 2.22   $ 2.25

                  --------------------------------------------------------------

Net
Investment
Income            0.190      0.180       0.170      0.180      0.190      0.190     0.212       0.222         0.228   0.206

Net Realized &
Unrealized
Gain (Loss)
on Securities     0 .017     0.108       (0.201)   0.227      0.194      0.350    (0.324)      0.009        (0.096)   0.004

                 ---------------------------------------------------------------

Total From
Investment
Operations       0.207     0.288         (0.031)   0.407      0.384      0.540    (0.112)     0.231          0.132    0.210

                ===============================================================



Distributions
From Net
Investment
Income         (0.180)   (0.180)         (0.180)   (0.185)    (0.205)   (0.220)   (0.220)      (0.220)        (0.220)  (0.220)

Distributions
From Capital
Gains          (0.027)   (0.028)         (0.029)   (0.012)    (0.009)       --    (0.018)      (0.011)        (0.022) (0.020)

               ----------------------------------------------------------------

Total
Distributions  (0.207)   (0.208)          (0.209)   (0.197)    (0.214)   (0.220)   (0.238)      (0.231)        (0.242) (0.240)

               -----------------------------------------------------------------

Net Asset
Value at End
of Year        $ 2.30     $ 2.30         $ 2.22     $ 2.46     $ 2.25   $ 2.08     $ 1.76        $ 2.11        $ 2.11   $ 2.22

               -----------------------------------------------------------------

               -----------------------------------------------------------------
Total
Return*       9.43         14.00%     (1.52)%     18.76%     18.80%    32.60%      (6.37)%        11.16%        6.00%     9.08%

RATIOS/SUPPLEMENTAL DATA

Net Assets
at End of
Year
(in
000's)    $6,780,153  $5,885,788    $4,891,505  $3,935,444 $2,483,501 $1,673,187    $1,299,130    $1,189,694   $ 726,815  $484,270

Ratios of
Expenses
to Average
Net Assets  0.70%        0.71%        0.64%          0.54%    0.55%     0.56%      0.55%          0.57%        0.61%       0.64%

Ratio of
Net
Investment
Income to
Average Net
Assets      8.27%       8.26%        7.37%           7.84%    9.11%    10.17%     10.73%         10.46%       10.50%       9.20%

Portfolio
Turnover
Rate       25.29%       58.64%       23.37%          25.41%   23.30%   33.92%     12.14%         12.05%      10.01%        18.14%


Average
Commission
Rate      0.0518          --           --               --     --        --             --            --       --           --

INCOME SERIES: CLASS II

                               YEAR ENDED        FOR THE PERIOD
ENDED
                               SEPT. 30, 1996    SEPT. 30, 1995++
      -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset Value
at Beginning
of Year                         $ 2.30              $ 2.18
                                --------------------------

Net Investment
Income                           0.170               0.079

Net Realized &
Unrealized Gain
(Loss) on Securities            0.025                0.113
                               ---------------------------
Total From
Investment Operations           0.195                0.192
                               ---------------------------
                               ---------------------------
Distributions From
Net Investment Income           (0.168)           (0.072)

Distributions
From Capital Gains              (0.027)             --
                               --------------------------
Total Distributions             (0.195)           (0.072)
                               --------------------------
Net Asset Value at
End of Year                     $ 2.30            $ 2.30
                               ==========================

Total Return*                     8.86%             8.96%

RATIOS/SUPPLEMENTAL DATA

Net Assets at
End of Year
(in 000's)                     $343,314           $65,822

Ratios of
Expenses to
Average Net Assets              1.21%              1.23%+

Ratio of
Net Investment
Income to Average
Net Assets                     7.84%               7.89%+

Portfolio Turnover Rate        25.29%              58.64%

Average Commission Rate         0.0518               --

U.S. GOVERNMENT SECURITIES SERIES: CLASS I

                    YEAR ENDED SEPT. 30,

                    -----------------------------------------------------------
                    1996       1995       1994       1993     1992       1991      1990       1989       1988       1987
-------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset
Value at
Beginning
of Year           $ 6.87     $ 6.51       $ 7.20     $ 7.26      $ 7.14   $ 6.86     $ 6.90    $ 6.98      $ 6.87     $ 7.41

                  -------------------------------------------------------------

Net
Investment
Income            0.488     0.497         0.500      0.557       0.609   0.653       0.668     0.688        0.691      0.698

Net Realized &
Unrealized Gain
(Loss) on
Securities       (0.146)    0.348        (0.678)     (0.056)     0.106   0.287    (0.020)   (0.072)     0.115       (0.500)

                 --------------------------------------------------------------

Total From
Investment
Operations        0.342     0.845        (0.178)       0.501     0.715   0.940     0.648     0.616      0.806         0.198

                --------------------------------------------------------------

                --------------------------------------------------------------
Distributions
From Net
Investment
Income           (0.492)  (0.485)        (0.512)       (0.561)   (0.595) (0.660)   (.688)     (0.696)    (0.696)     (0.724)

Distributions
From Capital
Gains               --       --             --    --         --    --        --           --        --   (0.014)

               ----------------------------------------------------------------

Total
Distributions   (0.492)   (0.485)      (0.512)        (0.561)   (0.595) (0.660)    (0.688)   (0.696)    (0.696)      (0.738)

              ------------------------------------------------------------------

Net Asset
Value at
End of Year     $ 6.72    $ 6.87      $ 6.51        $ 7.20      $ 7.26  $ 7.14    $ 6.86     $ 6.90    $ 6.98        $ 6.87

          ====================================================================

Total Return*   5.15%      13.56%     (2.75)%      6.86%     10.14%   13.97%        9.47%      8.95%     11.77%        2.22%

RATIOS/
SUPPLEMENTAL
DATA

Net
Assets
at End of
Year
(in
000's) $10,129,483  $11,101,605 $11,668,747 $14,268,516  $13,617,157 $12,426,910    $11,143,333 $11,260,310 $12,112,775 $13,024,437

Ratios of
Expenses
to Average
Net Assets   0 .61%       0.61%      0.55%       0.52%      0.53%       0.52%       0.52%       0.52%      0.53%      0.52%

Ratio of
Net
Investment
Income to
Average Net
Assets      7.18%        7.50%      7.37%      7.71%         8.46%      9.26%         9.72%      9.99%        9.85%    9.49%

Portfolio
Turnover
Rate***     8.01%       5.48%       18.28%    43.10%        38.75%     22.14%        18.23%    25.70%        34.14%   52.92%

Average
Commission
Rate         --            --          --       --            --         --        --        --            --       --

U.S. GOVERNMENT SECURITIES SERIES: CLASS II

                                    YEAR ENDEDFOR THE PERIOD ENDED
                                    SEPT. 30, 1996   SEPT. 30,
1995++

PER SHARE OPERATING PERFORMANCE

Net Asset Value at
Beginning of Year                     $ 6.85            $ 6.67
                                     -------------------------

Net Investment Income                   0.454             0.206

Net Realized &
Unrealized Gain
(Loss) on Securities                   (0.152)            0.167
                                    ---------------------------
Total From Investment Operations        0.302             0.373
                                    ---------------------------
                                    ---------------------------
Distributions From
Net Investment Income                  (0.452)          (0.193)

Distributions From
Capital Gains                             --               --
                                    ---------------------------
Total Distributions                     (0.452)     (0.193)
                                    ---------------------------
Net Asset Value
at End of Year                         $ 6.70        $ 6.85
                                   ============================

Total Return*                            4.55%         5.66%

Ratios/Supplemental Data

Net Assets at End
of Year (in 000's)                     $57,657       $11,695

Ratios of Expenses
to Average Net Assets                   1.17%         1.18%+

Ratio of Net
Investment Income
to Average Net Assets                  6.80%         6.48%+

Portfolio Turnover Rate**              8.01%         5.48%

Average Commission Rate                  --           --

*Total return measures the change in value of an investment over the periods indicated. it is not annualized. it does not include the maximum front-end sales charge or the contingent deferred sales charge and assumes reinvestment of dividends and capital gains, if any, at net asset value. before may 1, 1994, dividends were reinvested at the maximum offering price. effective may 1, 1994, with the implementation of the rule 12b-1 plan for class i shares, the sales charge on reinvested dividends was eliminated.
**Maturity of u.s. government issues and the reinvestment of the proceeds thereof are considered purchases and sales of securities in computing the portfolio turnover rate.
+Annualized.
++For the period may 1, 1995 (effective date) to september 30, 1995.
+++Data before 1992 has been adjusted to reflect a two-for-one stock split in the form of a 100% stock dividend to shareholders of record effective the beginning of business on june 1, 1992.
++++for the period september 16, 1996 (effective date) to september 30, 1996.

HOW DOES THE FUND INVEST ITS ASSETS?

Each Fund's investment objective is a fundamental policy of that Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

GROWTH SERIES The primary investment objective of this Fund is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks or convertible securities believed to offer favorable possibilities for capital appreciation, some of which may yield little or no current income. Current income is only a secondary consideration when selecting portfolio securities. The Fund's assets may be invested in shares of common stock traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report. The Fund's assets may also be invested in bonds or preferred stock convertible into shares of common stock listed for trading on a national securities exchange or held in cash or cash equivalents. As a fundamental policy, the Fund may not concentrate or invest more than 25% of its total assets in any one industry.

To the extent that the Fund may invest in smaller capitalization companies (in general, companies with a market capitalization of less than $1 billion at the time of the Fund's investment), the Fund may place greater emphasis upon investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. Please see "What Are the Fund's Potential Risks? - Small Companies."

DYNATECH SERIES

The investment objective of this Fund is capital appreciation.
The Fund is designed for investors who understand and are willing to accept the risk of loss involved in seeking capital appreciation. The Fund's investments tend to be more speculative in nature, and there can be greater emphasis on short-term trading profits. Certain investments may be based on market fluctuations caused by excessive optimism or pessimism of investors, with little or no basis in fundamental economic conditions. The Fund seeks to achieve its objective by investing primarily in companies that emphasize technological development, in fast-growing industries, or in the securities of companies that Advisers considers undervalued. The Fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. It is thought that most of the Fund's assets will be invested in common stocks, including securities convertible into common stocks. The Fund, however, may also invest in debt securities or preferred stocks that Advisers believes will further the Fund's investment objective. When Advisers believes that no attractive investment opportunities exist, the Fund may keep a significant portion of its assets in cash. The Fund may not concentrate or invest more than 25% of its total assets in any one industry. From time to time, concentration in a few issues may develop due to market appreciation of certain issues.

UTILITIES SERIES

The investment objectives of this Fund are both capital appreciation and current income. As a fundamental policy, the Fund's assets may be invested in securities of an issuer engaged in the public utilities industry, or held in cash or cash equivalents. The public utilities industry includes the manufacture, production, generation, transmission and sale of gas, water and electricity. The industry also includes issuers engaged in the communications field, such as telephone, cellular, telegraph, satellite, microwave and other companies that provide communication facilities for the public's benefit. As required by the SEC, at least 65% of the Fund's investments will be in the securities of issuers engaged in the public utilities industry. Under normal circumstances, the Fund expects to have substantially all of its assets invested in securities issued by these types of issuers.

To achieve its investment objectives, the Fund invests primarily in common stocks, including, from time to time, non-dividend paying common stocks if, in the opinion of Advisers, these securities appear to offer attractive opportunities for capital appreciation. The Fund may also invest in preferred stocks and bonds issued by issuers engaged in the public utilities industry. When buying fixed-income debt securities, the Fund may invest in securities regardless of their rating depending upon prevailing market and economic conditions, including securities in the lowest rating categories and unrated securities. Most of the Fund's investments, however, are rated at least Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"). These ratings represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. They will be considered in connection with the investment of the Fund's assets but will not be a determining or limiting factor. Please see the Appendix to this prospectus for a discussion of the ratings.


With respect to unrated securities, it is also the Fund's intent to buy securities that, in the view of Advisers, would be comparable in quality to the fund's rated securities and have been determined to be consistent with the Fund's objectives without exposing the Fund to excessive risk. The Fund will not buy issues that are in default or that Advisers believes involve excessive risk.

Like all debt securities, the value of the Fund's fixed-income debt securities generally has an inverse relationship with market interest rates. For example, when interest rates rise, the value of the Fund's debt securities tends to fall. On the other hand, when interest rates fall, the value of these securities tends to rise. Likewise, because securities issued by utility companies are particularly sensitive to movements in interest rates, the equity securities of these companies are more affected by movements in interest rates than are the equity securities of other issuers.

INCOME SERIES

The investment objective of this Fund is to maximize income while maintaining prospects for capital appreciation. The Fund invests in a diversified portfolio of securities selected with particular consideration of current income production. The Fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. The Fund may also invest in preferred stocks. There are no restrictions as to the proportion of investments that may be made in a particular type of security and the determination is entirely within Advisers' discretion.

LOWER RATED SECURITIES. The Fund may invest up to 100% of its net assets in non-investment grade bonds. These are commonly known as "junk bonds." Their default and other risks are greater than those of higher rated securities. You should carefully consider these risks before investing in the Fund. Please see "What Are the Fund's Potential Risks? - High Yielding, Fixed-Income Securities."

Various investment services publish ratings of some of the types of securities in which the Fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality. These ratings will be considered in connection with the investment of the Fund's assets but will not be a determining or limiting factor. Please see the Appendix to this prospectus for a description of these ratings.

The Fund may invest in securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase. As an operating policy, however, the Fund will generally invest in securities that are rated at least Caa by Moody's or CCC by S&P, except for defaulted securities as noted below, or that are unrated but of comparable quality as determined by Advisers. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A breakdown of the ratings for the bonds in the Fund's portfolio is included under "What Are the Fund's Potential Risks?" below.

The Fund may also buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The Fund will buy defaulted debt securities if, in the opinion of Advisers, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the Fund's Net Asset Value, would be impacted before the default. Defaulted debt securities may be illiquid and, as such, will be part of the 10% limit discussed under "Illiquid Investments."

If the rating on an issue held in the Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

Rather than relying principally on the ratings assigned by rating services, the investment analysis of securities being considered for the Fund's portfolio may also include, among other things, consideration of relative values based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, earnings prospects, the experience and managerial strength of the issuer, responsiveness to changes in interest rates and business conditions, debt maturity schedules and borrowing requirements, and the issuer's changing financial condition and the public recognition of such change.

Certain of the high yielding, fixed-income securities in which the Fund may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

ZERO COUPON AND PAY-IN-KIND BONDS. The Fund may buy certain bonds issued at a discount that defer the payment of interest or pay no interest until maturity, known as zero coupon bonds, or which pay interest through the issuance of additional bonds, known as pay-in-kind bonds. For federal tax purposes, holders of these bonds, such as the Fund, are deemed to receive interest over the life of the bonds and are taxed as if interest were paid on a current basis although no cash interest payments are in fact received by the holder until the bonds mature. See "What Are the Fund's Potential Risks? - High Yielding, Fixed-Income Securities" for more information about these bonds.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy debt obligations on a "when-issued" or "delayed delivery" basis. These transactions are subject to market fluctuation before delivery to the Fund and generally do not earn interest until their scheduled delivery date. Therefore, the value or yields at delivery may be more or less than those available when the transaction was entered into. When the Fund is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage. See "How Does the Fund Invest Its Assets? When-Issued, Delayed Delivery and TBA Transactions" in the SAI for a more complete discussion of these transactions.

LOAN PARTICIPATIONS. The Fund may invest up to 5% of its assets in loan participations and other related direct or indirect bank obligations. These instruments are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. While loan participations generally trade at par value, the Fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participation may appreciate in value. Advisers may acquire loan participations for the Fund when it believes that over the long term appreciation will occur. An investment in these securities, however, carries substantially the same risks as those for defaulted debt securities and may cause the loss of the entire investment to the Fund. Most loan participations are illiquid and, to that extent, will be included in the 10% limitation described under "Illiquid Investments."

TRADE CLAIMS. The Fund may invest a portion of its assets in trade claims. Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as the Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding. In light of the nature and risk of trade claims, the Fund's investment in these instruments will not exceed 5% of its net assets at the time of acquisition.

CONCENTRATION. As market conditions change, it is conceivable that all of the assets of the Fund could be invested in common stocks or, conversely, in debt securities. It is a fundamental policy of the Fund that concentration of investment in a single industry may not exceed 25% of the total assets of the Fund.

U.S. GOVERNMENT SECURITIES SERIES

The investment objective of this Fund is income through investment in a portfolio limited to securities that are obligations of the U.S. government or its instrumentalities. U.S. government securities include, but are not limited to, U.S. Treasury bonds, notes and bills, Treasury certificates of indebtedness and securities issued by instrumentalities of the U.S. government. Other than investments in short-term U.S. Treasury securities or assets held in cash pending investment, the assets of the Fund are currently invested solely in obligations of the Government National Mortgage Association ("GNMA(s)" or "Ginnie Maes").

The Fund believes that its investment policies, as stated in this prospectus and the SAI, make the Fund a permissible investment for federal credit unions, based on the Fund's understanding of the laws and regulations governing credit union regulations as of September 30, 1996. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Please see "How Does the Fund Invest Its Assets? - Credit Union Investment Regulations" in the SAI for details.

The Fund also believes that it is generally a permissible investment for national banks, federally chartered savings and loan associations, and the Fishing Vessel Capital Construction Fund. These investors should confirm the permissibility of proposed investments in this Fund with their counsel.

The Fund's investments are continually monitored and changes are made as market conditions warrant. The Fund does not, however, engage in the trading of securities for the purpose of realizing short-term profits.

GNMAs. GNMAs are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMAs differ from other bonds in that principal may be paid back on an unscheduled basis rather than returned in a lump sum at maturity. The Fund will buy GNMAs whose principal and interest are guaranteed. The Fund also buys adjustable rate GNMAs and other types of securities that may be issued with the guarantee of the Government National Mortgage Association (the "Association").

THE ASSOCIATION'S GUARANTEE OF PAYMENT OF PRINCIPAL AND INTEREST ON GNMAS IS BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. THE ASSOCIATION MAY BORROW U.S. TREASURY FUNDS TO THE EXTENT NEEDED TO MAKE PAYMENTS UNDER ITS GUARANTEE. OF COURSE, THIS GUARANTEE DOES NOT EXTEND TO THE MARKET VALUE OR YIELD OF THE GNMAS OR THE NET ASSET VALUE OR PERFORMANCE OF THE FUND, WHICH WILL FLUCTUATE DAILY WITH MARKET CONDITIONS.

Payments to holders of GNMAs consist of the monthly distributions of interest and principal less the Association's and issuers' fees. The portion of the monthly payment that represents a return of principal will be reinvested by the Fund in securities that may have interest rates that are higher or lower than the obligation from which the principal payment was received.

When mortgages in the pool underlying a GNMA are prepaid by borrowers or as a result of foreclosure, the principal payments are passed through to the GNMA holders, such as the Fund. Accordingly, a GNMA's life is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of the variation in prepayment rates, it is not possible to accurately predict the life of a particular GNMA.

TO-BE-ANNOUNCED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy and sell GNMAs on a "To-Be-Announced" ("TBA") and "delayed delivery" basis. These transactions are arrangements under which the Fund may buy securities with payment and delivery scheduled for a future time, up to 60 days after purchase. These transactions are subject to market fluctuation and the risk that the value or yields at delivery may be more or less than those available when the transaction was entered into. In TBA and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a TBA or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in delayed delivery and TBA purchase obligations. For more information about these transactions, please see the SAI.

THE PRICE PER SHARE YOU RECEIVE WHEN YOU SELL YOUR SHARES MAY BE MORE OR LESS THAN THE PRICE YOU PAID FOR THE SHARES. THE DIVIDENDS PER SHARE PAID BY THE FUND MAY ALSO VARY.

OTHER INVESTMENT POLICIES OF THE FUND

FOREIGN SECURITIES. The U.S. Government Securities Series may not buy securities of foreign issuers. The Income Series may invest up to 25% of its assets in foreign securities and the Growth, DynaTech and Utilities Series may invest without restriction in foreign securities, if the investments are consistent with their objectives and comply with their concentration and diversification policies. The Fund will ordinarily buy foreign securities that are traded in the U.S. or buy American Depositary Receipts, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund may also buy the securities of foreign issuers directly in foreign markets. The DynaTech and Utilities Series presently have no intention of investing more than 10% of their net assets in foreign securities not publicly traded in the U.S. The Growth Series presently has no intention of investing more than 25% of its net assets in foreign securities not publicly traded in the U.S. Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. Changes of governmental administrations or economic or monetary policies in the U.S. or abroad, changed circumstances in dealings between nations, or changes in currency convertibility or exchange rates could result in investment losses for the Fund.

Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents.


Securities that are acquired by the Fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets so long as the Fund acquires and holds the securities with the intention of reselling them in the foreign trading market, the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or a foreign market, and current market quotations are readily available.


Foreign exchange gains and losses realized by the Fund in connection with transactions involving foreign currencies, foreign currency payables or receivables and foreign currency-denominated debt securities are subject to special tax rules that may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and, in turn, its distributions to you. These rules are discussed in the SAI.


The holding of foreign securities, however, may be limited by the Fund to avoid investment in certain Passive Foreign Investment Companies ("PFIC") and the imposition of a PFIC tax on the Fund resulting from such investments.

OPTIONS. Each Fund, except the U.S. Government Securities Series, may write covered call options that are listed for trading on a national securities exchange. This means that the Fund will only write options on securities that it actually owns. A call option gives the buyer the right to buy the security on which the option is written for a specified period of time and at a price agreed to at the time the Fund sells the option, even though that price may be less than the value of the security at the time the option is exercised. When the Fund sells covered call options, it will receive a cash premium that can be used in whatever way is felt to be most beneficial to the Fund. The risks associated with covered call writing are that in the event of a price increase on the underlying security, which would likely trigger the exercise of the call option, the Fund will not participate in the increase in price beyond the exercise price. If the Fund determines that it does not wish to deliver the underlying securities from its portfolio, it would have to enter into a "closing purchase transaction," the premium on which may be higher or lower than that received by the Fund for writing the option. There is no assurance that a closing purchase transaction will be available in every instance.

The Growth and DynaTech Series may buy put options. Put options on particular securities may be purchased to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. A put option gives the holder the right to sell the underlying security at the option exercise price at any time during the option period. The ability to buy put options will allow the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may sell a put option that it has previously purchased before the sale of the securities underlying the option. These sales will result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option that is sold. The gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire. The risk associated with put buying is if the value of the underlying security exceeds the exercise price (or never declines below the exercise price), the Fund may suffer a loss equal to the amount of the premium it paid plus transaction costs.

Transactions in options are generally considered "derivative securities." The Fund's investment in options may be limited by the requirements of the Code for qualification as a regulated investment company and are subject to special tax rules that may affect the amount, timing and character of distributions to you. These securities require the application of complex and special rules and elections. For more information, please see the SAI.

CONVERTIBLE SECURITIES. Each Fund, except the U.S. Government Securities Series, may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, each Fund, except the U.S. Government Securities Series, may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

REPURCHASE AGREEMENTS. Each Fund, except the U.S. Government Securities Series, may engage in repurchase transactions in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Fund by a custodian approved by the Board and will be held pursuant to a written agreement.

BORROWING. None of the Funds borrow money or mortgage or pledge any of their assets, except that each Fund may borrow for temporary or emergency purposes in an amount up to 5% of its total asset value.

ILLIQUID INVESTMENTS. Each Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. Subject to this limitation, the Board has authorized each Fund, except the U.S. Government Securities Series, to invest in restricted securities where such investment is consistent with the Fund's investment objective and has authorized such securities to be considered liquid to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for the securities. Notwithstanding Advisers' determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with the Fund's objective and policies, if the security should become illiquid after its purchase. To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities, or the market for these securities contracts.


PERCENTAGE RESTRICTIONS. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

OTHER POLICIES AND RESTRICTIONS. Each Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

HIGH YIELDING, FIXED-INCOME SECURITIES. The Income Series may invest up to 100% of its net assets in non-investment grade securities. Because of the Fund's policy of investing in higher yielding, higher risk securities, an investment in the Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding securities. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals. If you are on a fixed income or retired, you should also consider the increased risk of loss to principal that is present with an investment in higher risk securities such as those in which the Fund invests. The Utilities Series may also invest a portion of its assets in non-investment grade securities.

The market value of lower rated, fixed-income securities and unrated securities of comparable quality, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even securities rated triple B by S&P or Moody's, ratings which are considered investment grade, possess some speculative characteristics.


Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of these issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, these issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because the securities are generally unsecured and are often subordinated to other creditors of the issuer. Current prices for defaulted bonds are generally significantly lower than their purchase price, and the Fund may have unrealized losses on defaulted securities that are reflected in the price of the Fund's shares. In general, securities that default lose much of their value in the time period before the actual default so that the Fund's net assets are impacted prior to the default. The Fund may retain an issue that has defaulted because the issue may present an opportunity for subsequent price recovery.


High yielding, fixed-income securities frequently have call or buy-back features that permit an issuer to call or repurchase the securities from the Fund. Although these securities are typically not callable for a period from three to five years after their issuance, if a call was exercised by the issuer during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower yielding securities, which could result in less net investment income to the Fund. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications. The Fund may be required under the Code and U.S. Treasury regulations to accrue income for income tax purposes on defaulted obligations and to distribute the income to the Fund's shareholders even though the Fund is not currently receiving interest or principal payments on these obligations. In order to generate cash to satisfy any or all of these distribution requirements, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.


The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities that trade in a broader secondary retail market. Generally, buyers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales. Please see "How Are Fund Shares Valued?" in the SAI.

The Fund is authorized to acquire high yielding, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may incur special costs in disposing of restricted securities; however, the Fund will generally incur no costs when the issuer is responsible for registering the securities.

The Fund may acquire high yielding, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth prior to 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yielding securities and adversely affected the value of outstanding securities and the ability of issuers of such securities to meet their obligations. Although the economy has improved considerably and high yielding securities have performed more consistently since that time, there is no assurance that the adverse effects previously experienced will not reoccur. For example, the highly publicized defaults of some high yield issuers during 1989 and 1990 and concerns regarding a sluggish economy that continued into 1993, depressed the prices for many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security will generally reflect the true operating results of the issuer. Factors adversely impacting the market value of high yielding securities will adversely impact the Fund's Net Asset Value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The Fund will rely on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.


Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.


Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receives no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities. For more information, please see "How Taxation Affects You and the Fund."


ASSET COMPOSITION TABLE. A credit rating by a rating agency evaluates only the safety of principal and interest of a security, and does not consider the market value risk associated with the investment. The table below shows the percentage of the Income Series' assets invested in bonds rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by Advisers to be of comparable credit quality. The information was prepared based on a dollar weighted average of the Fund's portfolio composition based on month-end assets for each of the 12 months in the fiscal year ended September 30, 1996. The Appendix to this prospectus includes a description of each rating category.

                  AVERAGE WEIGHTED
MOODY'S RATING    PERCENTAGE OF ASSETS

 Aaa               5.59%
 Aa                0.61%
 A                 0.00%
 Baa               4.96%
 Ba                7.44%
 B                 24.95%
 Caa*              4.19%
 Ca                0.67%
 C                 0.22%

*2.14% of these securities, which are unrated by the rating agency, have been included in the Caa rating category.


PUBLIC UTILITIES INDUSTRY SECURITIES. The Utilities Series'investment in the public utilities industry, entail certain characteristics andrisks that you should consider. These characteristics include: risks associatedwith regulatorychanges including deregulation and interest rate fluctuations;
the difficulty ofobtaining adequate returns on invested capital in spite of frequent rateincreases and of financing large construction programs during inflationaryperiods; restrictions on operations and increased costs and delays attributableto environmental considerations; difficulties of the capital markets inabsorbing utility debt and equity securities; difficulties in obtaining fuel forelectric generation at reasonable prices; risks associated with the operation of nuclear power plants; and general effects of energy conservation. Historically, the Utilities Series' investments in the public utilities industry have been predominantly in dividend-yielding common stocks.

GNMAS. GNMA yields (interest income as a percentage of price) have historicallyexceeded the current yields on other types of U.S. government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a GNMA will generally decline. In a period of declining interest rates, it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of GNMAs as compared to the increases experienced by noncallable debt securities over the same periods. In addition, any premium paid on the purchase of a GNMA will be lost if the obligation is prepaid. Of course, price changes of GNMAs and other securities held by the U.S. Government Securities Series will have a direct impact on the Net Asset Value per share of the Fund.


SMALL COMPANIES. The Growth Series may invest in companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.

Historically, small capitalization stocks have been more volatile than larger capitalization stocks and are therefore more speculative than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise or rise in price as large company stocks decline.

FOREIGN SECURITIES. Investment in the shares of foreign issuers requires consideration of certain factors that are not normally involved in investments solely in U.S. issuers. Among other things, the financial and economic policies of some foreign countries in which the Fund may invest are not as stable as in the U.S. Furthermore, foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. corporate issuers. There may also be less government supervision and regulation of foreign securities exchanges, brokers and issuers than exist in the U.S. Restrictions and controls on investment in the securities markets of some countries may have an adverse effect on the availability and costs to the Fund of investments in those countries. In addition, there may be the possibility of expropriations, foreign withholding taxes, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund invested in issuers in foreign countries.


There may be less publicly available information about foreign issuers than is contained in reports and reflected in ratings published for U.S. issuers. Some foreign securities markets have substantially less volume than the NYSE and some foreign government securities may be less liquid and more volatile than U.S. government securities. Transaction costs on foreign securities exchanges may be higher than in the U.S. and foreign securities settlements may, in some instances, be subject to delays and related administrative uncertainties.


INTEREST RATE AND MARKET RISK. To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent a Fund invests in common stocks, a general market decline, shown for example by a drop in the Dow Jones Industrials or other equity based index or in any country where the Fund is invested, may also cause the value of what the Fund owns, and thus the Funds' share price to decline. The value of stock markets and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable and may happen again in the future.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Custodian Funds and elects its officers. The officers are responsible for each Fund's day-to-day operations. The Board also monitors each Fund to ensure no material conflicts exist among the different classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $171 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.


MANAGEMENT TEAM. The teams responsible for the day-to-day management of each Fund's portfolio are:

GROWTH SERIES - Vivian J. Palmieri since 1965 and Conrad B. Herrmann since 1991.

Vivian J. Palmieri
Vice President of Advisers


Mr. Palmieri holds a bachelor of arts degree in economics from Williams College. He has been with the Franklin Templeton Group since 1965. Mr. Palmieri is a member of several securities industry-related associations.


Conrad B. Herrmann
Portfolio Manager of Advisers


Mr. Herrmann is a Chartered Financial Analyst and holds a master of business administration degree from Harvard University. He earned his bachelor of arts degree from Brown University. Mr. Herrmann has been with the Franklin Templeton Group since 1989 and is a member of several securities industry-related associations.


UTILITIES SERIES - Sally Edwards Haff since 1990, Gregory E. Johnson since 1987 and Ian Link since 1995.

Sally Edwards Haff
Portfolio Manager of Advisers


Ms. Haff is a Chartered Financial Analyst and holds a bachelor of arts degree in economics from the University of California at Santa Barbara. She has been with the Franklin Templeton Group since 1986. Ms. Haff is a member of several securities industry-related associations.


Gregory E. Johnson
Vice President of Advisers


Mr. Johnson holds a bachelor of science degree in accounting and business administration from Washington and Lee University and a certificate as a Certified Public Accountant. He has been with the Franklin Templeton Group since 1986. Mr. Johnson is a member of several securities industry-related associations.


Ian Link
Portfolio Manager of Advisers


Mr. Link is a Chartered Financial Analyst and holds a bachelor of arts degree in economics from the University of California at Davis. He has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.


DYNATECH SERIES - Rupert H. Johnson, Jr. since inception, Lisa Costa since 1983 and Kevin Carrington since 1995.

Rupert H. Johnson, Jr.
President of Advisers


Mr. Johnson is a graduate of Washington and Lee University. He has been with the Franklin Templeton Group since 1965 and prior thereto was an officer in the U.S. Marine Corps. Mr. Johnson is a member of several securities industry-related associations.


Lisa Costa
Portfolio Manager of Advisers


Ms. Costa holds a master of business administration degree from Golden Gate University and a bachelor of science degree in finance from California State University at Hayward. She has been with the Franklin Templeton Group since 1983. Ms. Costa is a Chartered Market Technician and a member of several securities industry-related committees and associations.


Kevin Carrington
Portfolio Manager of Advisers


Mr. Carrington is a Chartered Financial Analyst and holds a bachelor of science degree in business administration from California State University at Chico. He has been with the Franklin Templeton Group since 1992.


INCOME SERIES - Charles B. Johnson since 1957 and Matt Avery since 1989.

Charles B. Johnson
Chairman of the Board of Advisers


Mr. Johnson holds a bachelor of arts degree in economics and political science from Yale University. He has been with the Franklin Templeton Group since 1957. Mr. Johnson is a member of several securities industry-related associations.


Matt Avery
Portfolio Manager of Advisers


Mr. Avery holds a master of business administration degree from the University of California at Los Angeles and a bachelor of science degree in industrial engineering from Stanford University. He has been in the securities industry since 1982 and with the Franklin Templeton Group since 1987.


U.S. GOVERNMENT SECURITIES SERIES - Jack Lemein since 1984, Anthony Coffey since 1989 and Roger Bayston since 1993.

Jack Lemein
Senior Vice President of Advisers


Mr. Lemein holds a Bachelor of Science degree in finance from the University of Illinois. He has been in the securities industry since 1967 and with the Franklin Templeton Group since 1984. He is a member of several securities industry-related associations.


Anthony Coffey
Portfolio Manager of Advisers


Mr. Coffey is a Chartered Financial Analyst and holds a master of business administration degree from the University of California at Los Angeles. He earned a bachelor of arts degree in applied mathematics and economics from Harvard University. Mr. Coffey has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.


Roger Bayston
Portfolio Manager of Advisers


Mr. Bayston is a Chartered Financial Analyst and holds a master of business administration degree from the University of California at Los Angeles. He earned his bachelor of science degree from the University of Virginia. He has been with the Franklin Templeton Group since 1991.


MANAGEMENT FEES. During the fiscal year ended September 30, 1996, management fees paid to Advisers, as a percentage of monthly net assets, and total expenses of Class I and Class II shares were as follows:


                                         TOTAL
                       MANAGEMENT   OPERATING EXPENSES
                          FEES      CLASS I  CLASS II

Growth Series             0.49%      0.87%   1.63%
DynaTech Series           0.63%      1.05%   1.85%*
Utilities Series          0.46%      0.71%   1.23%
Income Series             0.46%      0.70%   1.21%
U.S. Government
 Securities Series        0.45%      0.60%   1.17%

*Annualized.


PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, consistent with internal policies, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS

Each class of each Fund has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for activities primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Growth and DynaTech Series under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. Payments by the Utilities, Income and U.S. Government Securities Series under the Class I plan may not exceed 0.15% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Growth and DynaTech Series may pay Distributors up to 0.75% per year and the Utilities, Income and U.S. Government Securities Series may pay Distributors up to 0.50% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Growth and DynaTech Series may also pay a servicing fee of up to 0.25% per year and the Utilities, Income and U.S. Government Securities Series may pay a servicing fee of up to 0.15% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.


Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


Each Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

For the fiscal year ended September 30, 1996, the following amounts of income dividends may qualify for the federal corporate dividends-received deduction:

                  INCOME DIVIDEND
FUND              QUALIFYING


Growth Series          99.86%
DynaTech Series        15.26%
Utilities Series       81.37%
Income Series          24.17%


The above percentages are subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.


None of the distributions paid by the U.S. Government Securities Series for the fiscal year ended September 30, 1996, qualified for the corporate dividends-received deduction and it is not anticipated that any of the current year's dividends will qualify.


Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment. You should consult your own tax advisor with respect to the application of your state and local income tax laws to these distributions.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not a U.S. person for purposes of federal income taxation, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions received by you from the Fund and the application of foreign tax laws to these distributions.

You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes on your shares of the Fund and distributions and redemption proceeds received from the Fund.

HOW IS THE FUND ORGANIZED?

Each Fund is a diversified series of Custodian Funds, an open-end management investment company, commonly called a mutual fund. It was incorporated under the laws of Delaware in 1947, reincorporated under the laws of Maryland in 1979, and is registered with the SEC under the 1940 Act. Each Fund, except the DynaTech Series, began offering two classes of shares on May 1, 1995: Income Series - Class I, Utilities Series - Class I, Growth Series - Class I and U.S. Government Securities Series - Class I, and Income Series - Class II, Utilities Series - Class II, Growth Series - Class II and U.S. Government Securities Series - Class
II. The DynaTech Series began offering two classes of shares on September 16, 1996: DynaTech Series - Class I and DynaTech Series - Class II. Each Fund, except the DynaTech Series, began offering a third class of shares on January 1, 1997: Income Series - Advisor Class, Utilities Series - Advisor Class, Growth Series Advisor Class and U.S. Government Securities Series - Advisor Class. Class I, Class II and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. Advisor Class shares are described in a separate prospectus relating only to that class. For more information concerning Advisor Class shares, contact your investment representative or Distributors. Additional classes and series may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of Custodian Funds for matters that affect Custodian Funds as a whole.

Custodian Funds has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

Custodian Funds does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board. A special meeting may also be called by a majority of the Board or by the written request of shareholders holding at least 25% of the shares entitled to vote at the meeting.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES.

                           MINIMUM
                           INVESTMENTS*

To Open Your Account       $100
To Add to Your Account     $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares. Currently, the Growth and DynaTech Series do not allow investments by Market Timers.

DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge;
  or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin
  Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                              TOTAL SALES CHARGE
                              AS A PERCENTAGE OF       AMOUNT PAID
                              -----------------        TO DEALER
                                                          AS A
AMOUNT OF PURCHASE           OFFERING     NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE            PRICE        INVESTED      OFFERING
PRICE

CLASS I - GROWTH AND DYNATECH SERIES

Under $100,000                4.50%       4.71%         4.00%
$100,000 but less than
 $250,000                     3.75%       3.90%         3.25%
$250,000 but less than
 $500,000                     2.75%       2.83%         2.50%
$500,000 but less than
 $1,000,000                   2.25%       2.30%         2.00%
$1,000,000 or more*           None        None          None

CLASS I - INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES
SERIES

Under $100,000                4.25%      4.44%         4.00%
$100,000 but less than
 $250,000                     3.50%      3.63%         3.25%
$250,000 but less than
 $500,000                     2.75%      2.83%         2.50%
$500,000 but less than
 $1,000,000                   2.15%      2.20%         2.00%

$1,000,000 or more*           None       None          None

CLASS II - ALL FUNDS

Under $1,000,000*             1.00%      1.01%         1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

SALES CHARGE REDUCTIONS AND WAIVERS

IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your shares in other Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

1. Dividend and capital gain distributions from any Franklin
   Templeton Fund or a REIT sponsored or advised by Franklin Properties, Inc.

2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


4. Redemptions from any Franklin Templeton Fund if you:

o Originally paid a sales charge on the shares, o Reinvest the money within 365 days of the redemption date, and

o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

5. Redemptions from other mutual funds

If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if (a) the investment objectives were similar to the Fund's and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption.

The Fund's sales charges will also not apply to Class I purchases by:

6. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

7. Group annuity separate accounts offered to retirement plans

8. Retirement plans that (i) are sponsored by an employer with at least 100 employees, (ii) have plan assets of $1 million or more or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period. Retirement plans that are not Qualified Retirement Plans or SEPS, such as 403(b) or 457 plans, must also meet the requirements described under
  "Group Purchases - Class I Only" above.

9. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.


10. Broker-dealers, registered investment advisors or certified financial planners, who have entered into an agreement with Distributors for clients participating in comprehensive fee programs


11. Registered Securities Dealers and their affiliates, for their investment accounts only

12. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

13. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

14. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

15. Accounts managed by the Franklin Templeton Group

16. Certain unit investment trusts and their holders reinvesting distributions from the trusts


17. Investors exchanging Advisor Class shares from any of the Franklin Templeton Funds, or, beginning on or about May 1, 1997, Class Z shares of Mutual Series.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. A Securities Dealer may only receive one of these payments for each qualifying purchase. Securities Dealers who receive payments under items 1, 2 or 3 below will earn the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase. The payments are paid by Distributors or one of its affiliates, at its own expense, and not by the Fund or its shareholders.


1. Securities Dealers may receive up to 1% of the purchase price for Class II purchases.

2. For the Growth and DynaTech Series, Securities Dealers will receive up to 1% of the purchase price for Class I purchases of $1 million or more. For the Income, Utilities and U.S. Government Securities Series, Securities Dealers will receive up to 0.75% of the purchase price for Class I purchases of $1 million or more.

3. Securities Dealers may, in the sole discretion of Distributors, receive up to 1% of the purchase price for Class I purchases made under waiver category 8 above.

4. Securities Dealers may receive up to 0.25% of the purchase price for Class I purchases made under waiver categories 6, 9 and 10 above.


PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI FOR ANY BREAKPOINTS THAT MAY APPLY.


Securities Dealers may receive additional compensation from Distributors or an affiliated company in connection with selling shares of the Franklin Templeton Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales or training programs or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to Securities Dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the NASD.



MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.

METHOD       STEPS TO FOLLOW

BY MAIL      1. Send us written instructions signed by all
                account owners

             2. Include any outstanding share certificates for
                the shares you're exchanging
---------------------------------------------------------------

BY PHONE     Call Shareholder Services or TeleFACTS(R)

               If you do not want the ability to exchange by
               phone to apply to your account, please let us
               know.
---------------------------------------------------------------

THROUGH YOUR
DEALER        Call your investment representative
---------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.



WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.


CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares") and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the SAME CLASS.*


*Because the DynaTech Series does not offer Advisor Class shares, Advisor Class shares of any Franklin Templeton Fund may be exchanged for Class I shares of the DynaTech Series at Net Asset Value. Beginning on or about May 1, 1997, Class Z shares of Mutual Series may also be exchanged into shares of the DynaTech Series.


o The accounts must be identically registered. You may xchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT(S). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers. Currently, the Growth and DynaTech Series do not allow investments by Market Timers.


Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD       STEPS TO FOLLOW
---------------------------------------------------------------

BY MAIL      1. Send us written instructions signed by all
                account owners

             2. Include any outstanding share certificates for
                the shares you are selling

             3. Provide a signature guarantee if required

             4. Corporate, partnership and trust accounts may
                need to send additional documents. Accounts
                under court jurisdiction may have additional
                requirements.
---------------------------------------------------------------

BY PHONE

(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)

             Call Shareholder Services

             Telephone requests will be accepted:

             o If the request is $50,000 or less.
               Institutional accounts may exceed $50,000 by completing a separate agreement. Call
               Institutional Services to receive a copy.

             o If there are no share certificates issued for the
               shares you want
               to sell or you have already returned them to the Fund

             o Unless you are selling shares in a Trust
               Company retirement plan account

             o Unless the address on your account was changed
               by phone within the last 30 days
---------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative.
---------------------------------------------------------------


Beginning on or about May 1, 1997, you will automatically be able to redeem shares by telephone without completing a telephone redemption agreement. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. If you later decide you would like this option, send us written instructions signed by all account owners.


We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

CONTINGENT DEFERRED SALES CHARGE

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency
     Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3)   Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% a month of an account's Net Asset Value (3% quarterly, 6% semiannually or 12% annually). For example, if you maintain an annual balance of $1 million in Class I shares, you can withdraw up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be withdrawn annually free of charge.

o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans

o Distributions from employee benefit plans, including those due to termination or plan transfer


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Income and U.S. Government Securities Series declare dividends from their net investment income monthly to shareholders of record on the last business day of that month and pay them on or about the 15th day of the next month. The Utilities Series generally declares dividends from its net investment income quarterly, and the Growth and DynaTech Series generally declare dividends annually.

Capital gains, if any, may be distributed annually, usually in December.


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted and the balance, called net assets, is divided by the number of shares of the class outstanding. Each Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR BEFORE SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.


If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.


Trust Company Retirement Plan Accounts. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.


To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written Rtrust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT   DOCUMENTS REQUIRED
---------------------------------------------------------------

CORPORATION       Corporate Resolution
---------------------------------------------------------------

PARTNERSHIP           1. The pages from the partnership
                         agreement that identify the general
                         partners, or

                      2. A certification for a partnership
                         agreement

TRUST                 1. The pages from the trust document
                         that identify the trustees, or

                      2. A certification for trust
---------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV" and "ACATS" systems or through Franklin/Templeton's PCTrades II(TM) System.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.


You will need the code number for each class to use TeleFACTS. The code numbers for Class I and Class II are:

                  CODE NUMBER
FUND NAME                CLASS I         CLASS II

Growth Series            106                  206
DynaTech Series          108                  208
Utilities Series         107                  207
Income Series            109                  209
U.S. Government
 Securities Series       110                  210

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. For further information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                             HOURS OF OPERATION
                                             (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
---------------------------------------------------------------

Shareholder Services      1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services           1-800/524-4040     5:30 a.m. to 5:00 p.m.
Fund Information          1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                          (1-800/342-5236)   6:30 a.m. to 2:30 p.m.
                                             (Saturday)
Retirement Plans          1-800/527-2020     5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637     5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Directors of Custodian Funds

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II" and "Advisor Class." The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A SALES CHARGE OF 1% THAT may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.



FRANKLIN FUNDS - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

FRANKLIN TEMPLETON FUNDS - The Franklin Funds and the Templeton
Funds


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund'sadministrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMER(S) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.


MOODY'S - Moody's Investor Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I of the Growth and DynaTech Series, 4.25% for Class I of the Utilities, Income and U.S. Government Securities Series, and 1% for Class II.

QUALIFIED RETIREMENT PLAN(S) - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

REIT - Real Estate Investment Trust

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TEMPLETON FUNDS - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.


A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.


MUNICIPAL BOND RATINGS


MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


INCOME
SERIES

INVESTMENT STRATEGY
GROWTH & INCOME

FEBRUARY 1, 1997

FRANKLIN CUSTODIAN FUNDS, INC.

This prospectus describes Class I and Class II shares of the Income Series (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated February 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FUND MAY INVEST UP TO 100% OF ITS NET ASSETS IN NON-INVESTMENT GRADE BONDS OF BOTH U.S. AND FOREIGN ISSUERS. THESE ARE COMMONLY KNOWN AS "JUNK BONDS." THEIR DEFAULT AND OTHER RISKS ARE GREATER THAN THOSE OF HIGHER RATED SECURITIES. YOU SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THE FUND. PLEASE SEE "WHAT ARE THE FUND'S POTENTIAL RISKS?"

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.



INCOME SERIES

FEBRUARY 1, 1997

WHEN READING THIS PROSPECTUS, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.


TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary                                     2

Financial Highlights                                3

How does the Fund Invest its Assets?                6

What are the Fund's Potential Risks?                13

Who Manages the Fund?                               18

How does the Fund Measure Performance?              19

How Taxation Affects the Fund and its
 Shareholders                                       20

How is the Fund Organized?                          21

ABOUT YOUR ACCOUNT

How Do I Buy Shares?                                22

May I Exchange Shares for Shares of
 Another Fund?                                      28

How Do I Sell Shares?                               31

What Distributions Might I Receive from
 the Fund?                                          33

Transaction Procedures and Special
 Requirements                                       35

Services to Help You Manage Your Account            39

GLOSSARY

Useful Terms and Definitions                        42

APPENDIX

Description of Ratings                              45

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

INCOME SERIES

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended September 30, 1996. The Fund's actual expenses may vary.

                                               CLASS I      CLASS II
------------------------------------------------------------------------

A. SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge
   (as a percentage of Offering Price)         4.25%          1.99%

   Paid at time of purchase                    4.25%++        1.00%+++

   Paid at redemption++++                      None           0.99%

  Exchange Fee (per transaction)               $5.00*         $5.00*

B. ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                              0.46%          0.46%

  Rule 12b-1 Fees                              0.14%**        0.65%**

  Other Expenses                               0.10%          0.10%

                                                 --------------------

  Total Fund Operating Expenses                0.70%          1.21%

                                                  --------------------

C. EXAMPLE

Assume the annual return for each class is 5%, operating expenses are as described above and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                            1 YEAR      3 YEARS     5 YEARS   10 YEARS
------------------------------------------------------------------------
  CLASS I                   $49***        $64       $80       $126
  CLASS II                  $32           $48       $76       $155

For the same Class II investment, you would pay projected expenses of $22 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service. ++There is no front-end sales charge if you invest $1 million or more in Class I shares. +++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy." ++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details. *$5.00 fee is only for Market Timers. We process all other exchanges without a fee. **These fees may not exceed 0.15% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules. ***Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

                     Year Ended September 30,
------------------------------------------------------------------------------

CLASS I SHARES         1996     1995     1994     1993     1992           1991             1990    1989     1988     1987

--------------------------------------------------------------------------------

PER SHARE
 OPERATING
 PERFORMANCE

Net Asset
 Value at
 Beginning of
 Year              $2.30     $2.22     $2.46    $2.25       $2.08        $1.76          $2.11    $2.11   $2.22    $2.25
--------------------------------------------------------------------------------
Net Investment
 Income            0.190     0.180     0.170    0.180       0.190    0.190          0.212    0.222  0.228     0.206

Net Realized &
 Unrealized
 Gain (Loss)
 on Securities    0.017      0.108    (0.201)   0.227       0.194     0.350         (0.324)   0.009  (0.096)   0.004
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total From
 Investment
 Operations      0.207       0.288    (0.031)   0.407       0.384     0.540         (0.112)   0.231   0.132    0.210

                ---------------------------------------------------------------
Distributions
 From Net
 Investment
 Income         (0.180)    (0.180)   (0.180)   (0.185)    (0.205)     (0.220)        (0.220) (0.220)  (0.220) (0.220)

Distributions
 From Realized
 Capital Gains  (0.027)    (0.028)  (0.029)    (0.012)    (0.009)        -            (0.018)  (0.011) (0.022) (0.020)

--------------------------------------------------------------------------------
Total
 Distributions  (0.207)    (0.208)  (0.209)    (0.197)     (0.214)   (0.220)         (0.238)  (0.231) (0.242)  (0.240)

--------------------------------------------------------------------------------
Net Asset
 Value at
 End of Year    $2.30      $2.30    $2.22      $2.46     $2.25       $2.08            $1.76    $2.11   $2.11     $2.22

--------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
Total Return*   9.43%     14.00%    (1.52)%     18.76%    18.80%      32.60%          (6.37)%  11.16%   6.00%     9.08%

RATIOS/
 SUPPLEMENTAL
 DATA

Net Assets
 at End of
 Year
 (in 000's)   $6,780,153  $5,885,788 $4,891,505 $3,935,444 $2,483,501 $1,673,187  $1,299,130 $1,189,694 $726,815 $484,270

Ratio of
 Expenses to
 Average Net
 Assets         0.70%     0.71%     0.64%       0.54%      0.55%         0.56%       0.55%    0.57%    0.61%     0.64%

Ratio of Net
 Investment
 Income
 to Average
 Net Assets      8.27%     8.26%    7.37%       7.84%       9.11%      10.17%        10.73%   10.46%    10.50%    9.20%

Portfolio
 Turnover
 Rate           25.29%     58.64%   23.37%      25.41%     23.30%       33.92%        12.14%   12.05%     10.01%   18.14%

Average
 Commission
 Rate**         0.0518        -       -           -           -            -           -         -         -

                        YEAR ENDED SEPTEMBER 30,
                        -------------------------
CLASS II SHARES                      1996         1995++
--------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at
Beginning of Year                      $2.30        $2.18
                                       ------------------
Net Investment Income                   0.170        0.079
Net Realized & Unrealized
  Gain (Loss) on Securities             0.025        0.113
                                       -------------------
Total From Investment Operations        0.195        0.192
                                        ------------------
                                        ------------------
Distributions From Net
  Investment Income                    (0.168)      (0.072)
Distributions From Realized
  Capital Gains                        (0.027)         -
                                       --------------------
Total Distributions                    (0.195)      (0.072)
                                       --------------------
Net Asset Value at End of Year         $2.30         $2.30
                                       -------------------
                                       -------------------
Total Return*                           8.86%        8.96%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Year
  (in  000's)                          $343,314    $65,822

Ratio of  Expenses  to
  Average Net Assets                      1.21%     1.23%+

Ratio of Net  Investment
  Income to Average
  Net Assets                              7.84%     7.89%+

Portfolio  Turnover Rate                 25.29%     58.64%

Average  Commission
Rate**                                   0.0518        -

*Total return measures the change in value of an investment over the periods indicated. it is not annualized. it does not include the maximum front-end sales charge or the contingent deferred sales charge and assumes reinvestment of dividends and capital gains, if any, at net asset value. before may 1, 1994, dividends were reinvested at the maximum offering price. effective may 1, 1994, with the implementation of the rule 12b-1 plan for class i shares, the sales charge on reinvested dividends was eliminated.
**Represents the average broker commission rate per share paid by the fund in connection with the execution of the Fund's portfolio transactions in equity securities.
+Annualized.
++For the period May 1, 1995 (effective date) to september 30, 1995.

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to maximize income while maintaining prospects for capital appreciation. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund invests in a diversified portfolio of securities selected with particular consideration of current income production. The Fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. The Fund may also invest in preferred stocks. There are no restrictions as to the proportion of investments that may be made in a particular type of security and the determination is entirely within Advisers' discretion.

LOWER RATED SECURITIES. The Fund may invest up to 100% of its net assets in non-investment grade bonds. These are commonly known as "junk bonds." Their default and other risks are greater than those of higher rated securities. You should carefully consider these risks before investing in the Fund. Please see "What are the Fund's Potential Risks? - High Yielding, Fixed-Income Securities."

Various investment services publish ratings of some of the types of securities in which the Fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P, or from unrated securities deemed by Advisers to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality. These ratings will be considered in connection with the investment of the Fund's assets but will not be a determining or limiting factor. Please see the Appendix to this prospectus for a description of these ratings.

The Fund may invest in securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase. As an operating policy, however, the Fund will generally invest in securities that are rated at least Caa by Moody's or CCC by S&P, except for defaulted securities as noted below, or that are unrated but of comparable quality as determined by Advisers. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. A breakdown of the ratings for the bonds in the Fund's portfolio is included under "What are the Fund's Potential Risks?" below.

The Fund may also buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The Fund will buy defaulted debt securities if, in the opinion of Advisers, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the Fund's Net Asset Value, would be impacted before the default. Defaulted debt securities may be illiquid and, as such, will be part of the 10% limit discussed under "Illiquid Investments."

If the rating on an issue held in the Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

Rather than relying principally on the ratings assigned by rating services, the investment analysis of securities being considered for the Fund's portfolio may also include, among other things, consideration of relative values based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, earnings prospects, the experience and managerial strength of the issuer, responsiveness to changes in interest rates and business conditions, debt maturity schedules and borrowing requirements, and the issuer's changing financial condition and the public recognition of such change.

Certain of the high yielding, fixed-income securities in which the Fund may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

ZERO COUPON AND PAY-IN-KIND BONDS. The Fund may buy certain bonds issued at a discount that defer the payment of interest or pay no interest until maturity, known as zero coupon bonds, or which pay interest through the issuance of additional bonds, known as pay-in-kind bonds. For federal tax purposes, holders of these bonds, such as the Fund, are deemed to receive interest over the life of the bonds and are taxed as if interest were paid on a current basis although no cash interest payments are in fact received by the holder until the bonds mature. See "What are the Fund's Potential Risks? - High Yielding, Fixed-Income Securities" for more information about these bonds.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy debt obligations on a "when-issued" or "delayed delivery" basis. These transactions are subject to market fluctuation before delivery to the Fund and generally do not earn interest until their scheduled delivery date. Therefore, the value or yields at delivery may be more or less than those available when the transaction was entered into. When the Fund is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage. See "How does the Fund Invest its Assets? When-Issued, Delayed Delivery and TBA Transactions" in the SAI for a more complete discussion of these transactions.

FOREIGN SECURITIES. The Fund may invest up to 25% of its assets in foreign securities, if the investments are consistent with its objective and comply with its concentration and diversification policies. The Fund will ordinarily buy foreign securities that are traded in the U.S. or buy American Depository Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund may also buy the securities of foreign issuers directly in foreign markets.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. Changes of governmental administrations or economic or monetary policies in the U.S. or abroad, changed circumstances in dealings between nations, or changes in currency convertibility or exchange rates could result in investment losses for the Fund.

Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents.

Securities that are acquired by the Fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets so long as the Fund acquires and holds the securities with the intention of reselling them in the foreign trading market, the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or a foreign market, and current market quotations are readily available.

Foreign exchange gains and losses realized by the Fund in connection with transactions involving foreign currencies, foreign currency payables or receivables, and foreign currency-denominated debt securities are subject to special tax rules that may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Fund's income or loss from such transactions and in turn its distributions to you. These rules are discussed in the SAI.

The holding of foreign securities may be limited by the Fund to avoid investment in certain Passive Foreign Investment Companies ("PFIC") and the imposition of a PFIC tax on the Fund resulting from such investments.

OPTIONS. The Fund may write covered call options that are listed for trading on a national securities exchange. This means that the Fund will only write options on securities that it actually owns. A call option gives the buyer the right to buy the security on which the option is written for a specified period of time and at a price agreed to at the time the Fund sells the option, even though that price may be less than the value of the security at the time the option is exercised. When the Fund sells covered call options, it will receive a cash premium that can be used in whatever way is felt to be most beneficial to the Fund. The risks associated with covered call writing are that in the event of a price increase on the underlying security, which would likely trigger the exercise of the call option, the Fund will not participate in the increase in price beyond the exercise price. If the Fund determines that it does not wish to deliver the underlying securities from its portfolio, it would have to enter into a "closing purchase transaction," the premium on which may be higher or lower than that received by the Fund for writing the option. There is no assurance that a closing purchase transaction will be available in every instance.

Transactions in options are generally considered "derivative securities." The Fund's investment in options may be limited by the requirements of the Code for qualification as a regulated investment company and are subject to special tax rules that may affect the amount, timing and character of distributions to you. These securities require the application of complex and special rules and elections. For more information, please see the SAI.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

LOAN PARTICIPATIONS. The Fund may invest up to 5% of its assets in loan participations and other related direct or indirect bank obligations. These instruments are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. While loan participations generally trade at par value, the Fund will be able to acquire loan participations, including those that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participation may appreciate in value. Advisers may acquire loan participations for the Fund when it believes that over the long term, appreciation will occur. An investment in these securities, however, carries substantially the same risks as those for defaulted debt securities and may cause the loss of the entire investment to the Fund. Most loan participations are illiquid and, to that extent, will be included in the 10% limitation described under "Illiquid Investments."

TRADE CLAIMS. The Fund may invest a portion of its assets in trade claims. Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as the Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding. In light of the nature and risk of trade claims, the Fund's investment in these instruments will not exceed 5% of its net assets at the time of acquisition.

OTHER INVESTMENT POLICIES OF THE FUND

CONCENTRATION. As market conditions change, it is conceivable that all of the assets of the Fund could be invested in common stocks or, conversely, in debt securities. It is a fundamental policy of the Fund that concentration of investment in a single industry may not exceed 25% of the Fund's total assets.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions in which the Fund buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Fund under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Fund by a custodian bank approved by the Board and will be held pursuant to a written agreement.

BORROWING. The Fund does not borrow money or mortgage or pledge any of its assets, except that it may borrow for temporary or emergency purposes in an amount up to 5% of its total asset value.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets, at the time of purchase, in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

Subject to this limitation, the Board has authorized the Fund to invest in restricted securities where such investment is consistent with the Fund's investment objective and has authorized such securities to be considered liquid to the extent Advisers determines on a daily basis that there is a liquid institutional or other market for the securities. Notwithstanding Advisers' determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with the Fund's objective and policies, if the security should become illiquid after its purchase. To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

PERCENTAGE RESTRICTIONS. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

OTHER POLICIES AND RESTRICTIONS.

The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

HIGH YIELDING, FIXED-INCOME SECURITIES.

Because of the Fund's policy of investing in higher yielding, higher risk securities, an investment in the Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding securities. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals. If you are on a fixed income or retired, you should also consider the increased risk of loss to principal that is present with an investment in higher risk securities such as those in which the Fund invests.

The market value of lower rated, fixed-income securities and unrated securities of comparable quality, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even securities rated triple B by S&P or by Moody's, ratings which are considered investment grade, possess some speculative characteristics.

Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of these issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, these issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because the securities are generally unsecured and are often subordinated to other creditors of the issuer. Current prices for defaulted bonds are generally significantly lower than their purchase price, and the Fund may have unrealized losses on defaulted securities that are reflected in the price of the Fund's shares. In general, securities that default lose much of their value in the time period before the actual default so that the Fund's net assets are impacted prior to the default. The Fund may retain an issue that has defaulted because the issue may present an opportunity for subsequent price recovery.


High yielding, fixed-income securities frequently have call or buy-back features that permit an issuer to call or repurchase the securities from the Fund. Although these securities are typically not callable for a period from three to five years after their issuance, if a call was exercised by the issuer during periods of declining interest rates, Advisers may find it necessary to replace the securities with lower yielding securities, which could result in less net investment income to the Fund. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications. The Fund may be required under the Code and U.S. Treasury regulations to accrue income for income tax purposes on any defaulted obligations and to distribute the income to the Fund's shareholders even though the Fund is not currently receiving interest or principal payments on these obligations. In order to generate cash to satisfy any or all of these distribution requirements, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities that trade in a broader secondary retail market. Generally, buyers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales. (See "How are Fund Shares Valued?" in the SAI.)

The Fund is authorized to acquire high yielding, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may incur special costs in disposing of restricted securities; however, the Fund will generally incur no costs when the issuer is responsible for registering the securities.

The Fund may acquire high yielding, fixed-income securities during an initial under-writing. These securities involve special risks because they are new issues. Advisers will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth prior to 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yielding securities and adversely affected the value of outstanding securities and the ability of issuers of such securities to meet their obligations. Although the economy has improved considerably and high yielding securities have performed more consistently since that time, there is no assurance that the adverse effects previously experienced will not reoccur. For example, the highly publicized defaults of some high yield issuers during 1989 and 1990 and concerns regarding a sluggish economy that continued into 1993, depressed the prices for many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security will generally reflect the true operating results of the issuer. Factors adversely impacting the market value of high yielding securities will adversely impact the Fund's Net Asset Value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The Fund will rely on Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, Advisers will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.

Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report, as income each year, the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.


Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receives no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities. For more information, please see "How Taxation Affects You and the Fund."


ASSET COMPOSITION TABLE.

A credit rating by a rating agency evaluates only the safety of principal and interest of a security, and does not consider the market value risk associated with the investment. The table below shows the percentage of the Fund's assets invested in fixed-income securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by Advisers to be of comparable credit quality. The information was prepared based on a dollar weighted average of the Fund's portfolio composition based on month-end assets for each of the 12 months in the fiscal year ended September 30, 1996. The Appendix to this prospectus includes a description of each rating category.

           AVERAGE WEIGHTED
MOODY'S    RATINGPERCENTAGE OF ASSETS

Aaa              5.59%
Aa               0.61%
A                0.00%
Baa              4.96%
Ba               7.44%
B               24.95%
Caa*             4.19%
Ca               0.67%
C                0.22%

*2.14% of these securities, which are unrated by the rating agency, have been included in the Caa rating category.

FOREIGN SECURITIES. Investment in the shares of foreign issuers requires consideration of certain factors that are not normally involved in investments solely in U.S. issuers. Among other things, the financial and economic policies of some foreign countries in which the Fund may invest are not as stable as in the U.S. Furthermore, foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. corporate issuers. There may also be less government supervision and regulation of foreign securities exchanges, brokers and issuers than exist in the U.S. Restrictions and controls on investment in the securities markets of some countries may have an adverse effect on the availability and costs to the Fund of investments in those countries. In addition, there may be the possibility of expropriations, foreign withholding taxes, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund invested in issuers in foreign countries.

There may be less publicly available information about foreign issuers than is contained in reports and reflected in ratings published for U.S. issuers. Some foreign securities markets have substantially less volume than the NYSE and some foreign government securities may be less liquid and more volatile than U.S. government securities. Transaction costs on foreign securities exchanges may be higher than in the U.S., and foreign securities settlements may, in some instances, be subject to delays and related administrative uncertainties.


INTEREST RATE AND MARKET RISK.

To the extent the Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. To the extent the Fund invests in common stocks, a general market decline, in any country where the Fund is invested, may also cause the value of what the Fund owns, and thus the Fund's share price, to decline. The value of stock markets and interest rates throughout the world has increased and decreased in the past. These changes are unpredictable and may happen again in the future.

WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the different classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $172 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Charles B. Johnson since 1957 and Matt Avery since 1989.

Charles B. Johnson
Chairman of the Board of Advisers

Mr. Johnson holds a Bachelor of Arts degree in economics and political science from Yale University. He has been with the Franklin Templeton Group since 1957. Mr. Johnson is a member of several securities industry-related associations.

Matt Avery
Portfolio Manager of Advisers

Mr. Avery holds a Master of Business Administration degree from the University of California at Los Angeles and a Bachelor of Science degree in industrial engineering from Stanford University. He has been in the securities industry since 1982 and with the Franklin Templeton Group since 1987.


MANAGEMENT FEES. During the fiscal year ended September 30, 1996, management fees totaling 0.46% of the average monthly net assets of the Fund were paid to Advisers. Total expenses of Class I and Class II shares, including fees paid to Advisers, were 0.70% and 1.21%, respectively.


PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLANS

Each class has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for activities primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the Class I plan may not exceed 0.15% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.50% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.15% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.


HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

For the fiscal year ended September 30, 1996, 24.17% of the income dividends paid by the Fund qualified for the corporate dividends-received deduction, subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. These restrictions are discussed in the SAI.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not a U.S. person for purposes of federal income taxation, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions received by you from the Fund and the application of foreign tax laws to these distributions.

You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes on your shares of the Fund and distributions and redemption proceeds received from the Fund.

HOW IS THE FUND ORGANIZED?

The Fund is a diversified series of Franklin Custodian Funds, Inc. (the "Custodian Funds"), an open-end management investment company, commonly called a mutual fund. It was incorporated under the laws of Delaware in 1947, reincorporated under the laws of Maryland in 1979, and is registered with the SEC under the 1940 Act. The Fund began offering two classes of shares on May 1, 1995: Income Series - Class I and Income Series - Class II. All shares purchased before that time are considered Class I shares. The Fund began offering a third class of shares on January 1, 1997: Income Series - Advisor Class. Class I, Class II and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. Advisor Class shares are described in a separate prospectus relating only to that class. For more information concerning Advisor Class shares, contact your investment representative or Distributors. Additional classes and series may be offered in the future.


Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of Custodian Funds for matters that affect Custodian Funds as a whole.

Custodian Funds has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

Custodian Funds does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board. A special meeting may also be called by a majority of the Board or by the written request of shareholders holding at least 25% of the shares entitled to vote at the meeting.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES.

                          MINIMUM
                          INVESTMENTS*
---------------------------------------
To Open Your Account           $100
To Add to Your Account         $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                             TOTAL SALES CHARGE
                             AS A PERCENTAGE OF         AMOUNT
PAID
                             -----------------          TO DEALER
AS A
 AMOUNT OF PURCHASE          OFFERING   NET AMOUNT
PERCENTAGE OF
 AT OFFERING PRICE           PRICE      INVESTED        OFFERING
PRICE
  -----------------------------------------------------------------------------

CLASS I

Under $100,000              4.25%        4.44%          4.00%
$100,000 but less than
 $250,000                   3.50%        3.63%          3.25%
$250,000 but less than
 $500,000                   2.75%        2.83%          2.50%
$500,000 but less than
 $1,000,000                 2.15%        2.20%          2.00%
$1,000,000 or more*         None         None            None

CLASS II

Under $1,000,000*           1.00%        1.01%          1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares?
- Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

SALES CHARGE REDUCTIONS AND WAIVERS

IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATE- GORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. IF YOU DON'T INCLUDE THIS STATEMENT, WE CANNOT GUARANTEE THAT YOU WILL RECEIVE THE SALES CHARGE REDUCTION OR WAIVER.

CUMULATIVE QUANTITY DISCOUNTS - Class I Only. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT - Class I Only. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a REIT sponsored or advised by Franklin Properties, Inc.

 2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

 3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.

 4. Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.

An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

 5. Redemptions from other mutual funds

  If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if (a) the investment objectives were similar to the Fund's, and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption.

The Fund's sales charges will also not apply to Class I purchases by:

6.Trust companies and bank trust departments agreeing to invest in Franklin
  Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 7. Group annuity separate accounts offered to retirement plans

 8. Retirement plans that (i) are sponsored by an employer with at least 100 employees, (ii) have plan assets of $1 million or more, or
   (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period. Retirement plans that are not Qualified Retirement
   Plans or SEPS, such as 403(b) or 457 plans, must also meet the requirements described under Group Purchases - Class I Only" above.

 9. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

10. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

11. Registered Securities Dealers and their affiliates, for their investment accounts only

12. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

13. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

14. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

15. Accounts managed by the Franklin Templeton Group

16. Certain unit investment trusts and their holders reinvesting distributions from the trusts

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. A Securities Dealer may only receive one of these payments for each qualifying purchase. Securities Dealers who receive payments under items 1, 2 or 3 below will earn the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase. The payments are paid by Distributors or one of its affiliates, at its own expense, and not by the Fund or its shareholders.

1. Securities Dealers may receive up to 1% of the purchase price or Class II purchases.

2. Securities Dealers will receive up to 0.75% of the purchase price for Class I purchases of $1 million or more.

3. Securities Dealers may, in the sole discretion of Distributors, receive up to 1% of the purchase price for Class I purchases made under waiver category 8 above.

4. Securities Dealers may receive up to 0.25% of the purchase price for Class I purchases made under waiver categories 6, 9 and 10 above.


PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI FOR ANY BREAKPOINTS THAT MAY APPLY.

Securities Dealers may receive additional compensation from Distributors or an affiliated company in connection with selling shares of the Franklin Templeton Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales or training programs, or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to Securities Dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the NASD.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.

METHOD               STEPS TO FOLLOW
------------------------------------------------------------------------

BY MAIL              1. Send us written instructions signed by all
                        account owners

                     2. Include any outstanding share
                        certificates for
                        the shares you're exchanging
------------------------------------------------------------------------

BY PHONE        Call Shareholder Services or TeleFACTS(R)

                    IF YOU DO NOT WANT THE ABILITY TO EXCHANGE BY
PHONE
                    TO APPLY TO YOUR ACCOUNT, PLEASE LET US KNOW.
                    THROUGH YOUR DEALER CALL YOUR INVESTMENT
                    REPRESENTATIVE
------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the SAME CLASS.

o The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements.

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD         STEPS TO FOLLOW
------------------------------------------------------------------------

BY MAIL        1. Send us written instructions signed by all
                  account owners

               2. Include any outstanding share certificates for the
                  shares you are selling

               3. Provide a signature guarantee if required

               4. Corporate, partnership and trust accounts may
                  need to send additional documents. Accounts under court jurisdiction may have additional requirements.

------------------------------------------------------------------------
BY PHONE

(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)

               Call Shareholder Services Telephone requests will be accepted:

               o If the request is $50,000 or less. Institutional
                  accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

               o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

               o Unless you are selling shares in a Trust Company retirement plan account

               o Unless the address on your account was changed by phone within the last 30 days
------------------------------------------------------------------------
THROUGH YOUR DEALER  Call your investment representative
------------------------------------------------------------------------


Beginning on or about May 1, 1997, you will automatically be able to redeem shares by telephone without completing a telephone redemption agreement. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. If you later decide you would like this option, send us written instructions signed by all account owners.

We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

If you sell shares you just recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

CONTINGENT DEFERRED SALES CHARGE

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a STATED DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% a month of an account's Net Asset Value (3% quarterly, 6% semiannually or 12% annually). For example, if you maintain an annual balance of $1 million in Class I shares, you can withdraw up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be withdrawn annually free of charge.

o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans

o Distributions from employee benefit plans, including those due to termination or plan transfer

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income monthly to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month. Capital gains, if any, may be distributed annually, usually in December. Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive ny outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR BEFORE SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT     DOCUMENTS REQUIRED
------------------------------------------------------------------------

CORPORATION         Corporate Resolution
------------------------------------------------------------------------

PARTNERSHIP          1. The pages from the partnership agreement
                        that identify the general partners, or

                     2. A certification for a partnership
                        agreement
------------------------------------------------------------------------

TRUST               1. The pages from the trust document that
                       identify the trustees, or

                    2. A certification for trust
------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.




ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.

TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell you shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.



If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below. You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton
  Fund;

o exchange shares between identically registered Franklin accounts; and

o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS. The code numbers for Class I and Class II are 109 and 209, respectively.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. For further information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                               HOURS OF OPERATION
                                               (PACIFIC TIME)
DEPARTMENT NAME              TELEPHONE NO.     MONDAY THROUGH
FRIDAY)
------------------------------------------------------------------------------
Shareholder Services         1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services              1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information             1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                             (1-800/342-5236)  6:30 a.m. to 2:30 p.m.
                                               (Saturday)
Retirement Plans             1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services       1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)       1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Directors of Custodian Funds

CD - Certificate of deposit

CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II" and "Advisor Class." The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and eachfollowing month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FRANKLIN FUNDS - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

FRANKLIN TEMPLETON FUNDS - The Franklin Funds and the Templeton Funds

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMER(S) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net
Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.

QUALIFIED RETIREMENT PLAN(S) - An employer sponsored pension orprofit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

REIT - Real Estate Investment Trust

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TEMPLETON FUNDS - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.


A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

PROSPECTUS & APPLICATION

U.S. GOVERNMENT
 SECURITIES SERIES

INVESTMENT STRATEGY
 INCOME


FEBRUARY 1, 1997


FRANKLIN CUSTODIAN FUNDS, INC.


This prospectus describes the Class I and Class II shares of the U.S. Government Securities Series (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated February 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

 U.S.
 GOVERNMENT
 SECURITIES
 SERIES


FEBRUARY 1, 1997


WHEN READING THIS PROSPECTUS, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary .......                      2

Financial Highlights ..                      3

How does the Fund Invest its Assets?         6

What are the Fund's Potential Risks?         8

Who Manages the Fund? .                      8

How does the Fund Measure Performance?       11


How Taxation Affects the Fund and Its
 Shareholders .........                      11

How is the Fund Organized?                   12


ABOUT YOUR ACCOUNT

How Do I Buy Shares?                         13

May I Exchange Shares for Shares of
 Another Fund? ........                      20

How Do I Sell Shares?                        22

What Distributions Might I Receive from
 the Fund?                                   25

Transaction Procedures and Special
 Requirements                                26

Services to Help You Manage Your
 Account                                     30

GLOSSARY

Useful Terms and Definitions                 33

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended September 30, 1996. The Fund's actual expenses may vary.


                                   CLASS I            CLASS II
---------------------------------------------------------------

A.SHAREHOLDER TRANSACTION EXPENSES+

  Maximum Sales Charge
 (as a percentage of Offering Price) 4.25%            1.99%

    Paid at time of purchase         4.25%++          1.00%+++

    Paid at redemption++++           None             0.99%

  Exchange Fee (per transaction)     $5.00*          $5.00*

B.ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                   0.45%             0.45%

  Rule 12b-1 Fees                   0.08%**           0.65%**

  Other Expenses                    0.07%             0.07%

  Total Fund Operating Expenses     0.60%             1.17%

C.EXAMPLE

Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                   1 YEAR     3 YEARS      5 YEARS   10 YEARS
---------------------------------------------------------------

  Class I         $48***        $61          $75      $114

  Class II        $32           $47          $74      $151

For the same Class II investment, you would pay projected expenses of $22 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class
I shares.
+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? Deciding Which Class to Buy."
 ++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? Contingent Deferred Sales Charge" for details.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**These fees may not exceed 0.15% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

CLASS I SHARES

                       YEAR ENDED SEPTEMBER 30,
-------------------------------------------------------------------------------
                     1996       1995       1994       1993      1992      1991      1990      1989      1988      1987
-------------------------------------------------------------------------------


PER SHARE
OPERATING
PERFORMANCE

Net Asset
Value at
Beginning
of Period           $6.87       $6.51      $7.20      $7.26     $7.14    $6.86     $6.90      $6.98      $6.87    $7.41

Net
Investment
Income              0.488        0.497      0.500      0.557    0.609   0.653       0.668      0.688      0.691    0.698

Net
Realized &
Unrealized
Gain (Loss)
on Securities       (0.146)     0.348       (0.678)   (0.056)    0.106   0.287     (0.020)     (0.072)     0.115   (0.500)

Total From
Investment
Operations           0.342      0.845        (0.178)   0.501     0.715   0.940     (0.648)      0.616        0.806    0.198

Distributions
From Net
Investment
Income             (0.492)     (0.485)     (0.512)   (0.561)     (0.595) (0.660)   (0.688)       (0.696)    (0.696)   (0.724)

Distributions
From Realized
Capital Gains          -           -          -         -             -      -        -              -          -       (0.014)

Total
Distributions     (0.492)     (0.485)     (0.512)    (0.561)    (0.595)  (0.660)   (0.688)       (0.696)    (0.696)    (0.738)

Net Asset
Value at
End of Period      $6.72       $6.87        $6.51     $7.20      $7.26   $7.14    $6.86         $6.90      $6.98      $6.87

Total Return*      5.15%       13.56%       (2.75)%   6.86%      10.14%  13.97%   9.47%          8.95%     11.77%      2.22%

RATIOS/
SUPPLEMENTAL
DATA

Net Assets
at End of
Period (in
000's     $10,129,48 $11,101,605 $11,668,747 $14,268,516 $13,617,157 $12,426,910 $11,143,333  $11,260,310  $12,112,775 $13,024,437

Ratio of
Expenses to
Average Net
Assets           0.61%       0.61%          0.55%      0.52%     0.53%    0.52%     0.52%          0.52%       0.53%     0.52%

Ratio of Net
Investment
Income to
Average Net
Assets           7.18%     7.50%           7.37%       7.71%    8.46%    9.26%      9.72%         9.99%        9.85%     9.49%

Portfolio
Turnover
Rate**           8.01%     5.48%          18.28%      43.10%    38.75    22.14%      18.23%       25.70%       34.14%     52.92%

Average
Commission
Rate               -         -               -           -       -         -         -            -            -            -

CLASS II SHARES

                               YEAR ENDED SEPTEMBER 30,
                               --------------------------
                                1996                    1995++
-----------------------------------------------------------------

PER SHARE
OPERATING
PERFORMANCE

Net Asset
 Value at
Beginning of
Period                             $6.85                $6.67

Net Investment
Income                             0.454                 0.206

Realized &
Unrealized
Gain (Loss)
on Securities                     (0.152)                0.167

Total From
Investment
Operations                        0.302                  0.373

Distributions
From Net Investment
Income                           (0.452)                (0.193)

Distributions
From Realized
Capital Gains                       -                       -

Total
Distributions                    (0.452)                 (0.193)

Net Asset
Value at End
of Period                        $6.70                     $6.85

Total Return*                    4.55%                     5.66%

RATIOS/
SUPPLEMENTAL
DATA

Net Assets at
End of Period
(in 000's)                      $57,657                    $11,695

Ratio of Expenses
to Average Net
Assets                           1.17%                     1.18%+

Ratio of Net
Investment Income to
Average Net Assets               6.80%                     6.48%+

Portfolio
Turnover Rate**                  8.01%                     5.48%

Average
Commission Rate                   -                         -

*TOTAL RETURN MEASURES THE CHANGE IN VALUE OF AN INVESTMENT OVER THE
PERIODS INDICATED. IT IS NOT ANNUALIZED. IT DOES NOT INCLUDE THE MAXIMUM FRONT-END SALES CHARGE OR THE CONTINGENT DEFERRED SALES CHARGE AND ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE. PRIOR TO MAY 1, 1994, DIVIDENDS WERE REINVESTED AT THE MAXIMUM OFFERING PRICE. EFFECTIVE MAY 1, 1994, WITH THE IMPLEMENTATION OF THE RULE 12B-1 PLAN FOR CLASS I SHARES, THE SALES CHARGE ON REINVESTED DIVIDENDS WAS ELIMINATED.


**MATURITY OF U.S. GOVERNMENT ISSUES AND THE REINVESTMENT OF THE PROCEEDS THEREOF ARE CONSIDERED PURCHASES AND SALES OF SECURITIES IN COMPUTING THE PORTFOLIO TURNOVER RATE.
+ANNUALIZED.
++FOR THE PERIOD MAY 1, 1995 (EFFECTIVE DATE) TO SEPTEMBER 30, 1995.

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE
The Fund's investment objective is income through investment in a portfolio limited to securities that are obligations of the U.S. government or its instrumentalities. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

U.S. government securities include, but are not limited to, U.S. Treasury bonds, notes and bills, Treasury certificates of indebtedness and securities issued by instrumentalities of the U.S. government. Other than investments in short-term U.S. Treasury securities or assets held in cash pending investment, the assets of the Fund are currently invested solely in obligations of the Government National Mortgage Association ("GNMA(s)" or "Ginnie Maes").


The Fund believes that its investment policies, as stated in this prospectus and the SAI, make the Fund a permissible investment for federal credit unions, based on the Fund's understanding of the laws and regulations governing credit union regulations as of September 30, 1996. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Please see "How Does the Fund Invest Its Assets? - Credit Union Investment Regulations" in the SAI for details.


The Fund also believes that it is generally a permissible investment for national banks, federally chartered savings and loan associations and the Fishing Vessel Capital Construction Fund. These investors should confirm the permissibility of proposed investments in this Fund with their counsel.


The Fund's investments are continually monitored and changes are made as market conditions warrant. The Fund does not, however, engage in the trading of securities for the purpose of realizing short-term profits.


GNMAS. GNMAs are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMAs differ from other bonds in that principal may be paid back on an unscheduled basis rather than returned in a lump sum at maturity. The Fund will buy GNMAs whose principal and interest are guaranteed. The Fund also buys adjustable rate GNMAs and other types of securities that may be issued with the guarantee of the Government National Mortgage Association (the "Association").

THE ASSOCIATION'S GUARANTEE OF PAYMENT OF PRINCIPAL AND INTEREST ON GNMAS
IS BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. THE ASSOCIATION MAY BORROW U.S. TREASURY FUNDS TO THE EXTENT NEEDED TO MAKE PAYMENTS UNDER ITS GUARANTEE. OF COURSE, THIS GUARANTEE DOES NOT EXTEND TO THE MARKET VALUE OR YIELD OF THE GNMAS OR THE NET ASSET VALUE OR PERFORMANCE OF THE FUND, WHICH WILL FLUCTUATE DAILY WITH MARKET CONDITIONS.

Payments to holders of GNMAs consist of the monthly distributions of interest and principal less the Association's and issuers' fees. The portion of the monthly payment that represents a return of principal will be reinvested by the Fund in securities that may have interest rates that are higher or lower than the obligation from which the principal payment was received.

When mortgages in the pool underlying a GNMA are prepaid by borrowers or as a result of foreclosure, the principal payments are passed through to the GNMA holders, such as the Fund. Accordingly, a GNMA's life is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of the variation in prepayment rates, it is not possible to accurately predict the life of a particular GNMA.

TO-BE-ANNOUNCED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy and sell GNMAs on a "To-Be-Announced" ("TBA") and "delayed delivery" basis. These transactions are arrangements under which the Fund may buy securities with payment and delivery scheduled for a future time, up to 60 days after purchase. These transactions are subject to market fluctuation and the risk that the value or yields at delivery may be more or less than those available when the transaction was entered into. In TBA and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a TBA or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in delayed delivery and TBA purchase obligations. For more information about these transactions, please see the SAI.

OTHER INVESTMENT POLICIES OF THE FUND


The Fund does not borrow money or mortgage or pledge any of its assets, except that it may borrow for temporary or emergency purposes in an amount up to 5% of its total asset value.



PERCENTAGE RESTRICTIONS. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the bond market as a whole.


GNMAS. GNMA yields (interest income as a percentage of price) have historically exceeded the current yields on other types of U.S. government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a GNMA will generally decline. In a period of declining interest rates, it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of GNMAs as compared to the increases experienced by noncallable debt securities over the same periods. In addition, any premium paid on the purchase of a GNMA will be lost if the obligation is prepaid. Of course, price changes of GNMAs and other securities held by the Fund will have a direct impact on the Net Asset Value per share of the Fund.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable and may happen again in the future.

THE PRICE PER SHARE YOU RECEIVE WHEN YOU SELL YOUR SHARES MAY BE MORE OR
LESS THAN THE PRICE YOU PAID FOR THE SHARES. THE DIVIDENDS PER SHARE PAID BY THE FUND MAY ALSO VARY.

WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the different classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.



INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $171 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.


MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: Jack Lemein since 1984, Anthony Coffey since 1989 and Roger Bayston since 1993.

Jack Lemein
Senior Vice President of Advisers


Mr. Lemein holds a Bachelor of Science degree in finance from the University of Illinois. He has been in the securities industry since 1967 and with the Franklin Templeton Group since 1984. He is a member of several securities industry-related associations.


Anthony Coffey
Portfolio Manager of Advisers


Mr. Coffey is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned a Bachelor of Arts degree in applied mathematics and economics from Harvard University. Mr. Coffey has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.


Roger Bayston
Portfolio Manager of Advisers


Mr. Bayston is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned his Bachelor of Science degree from the University of Virginia. He has been with the Franklin Templeton Group since 1991.


MANAGEMENT FEES. During the fiscal year ended September 30, 1996, management fees totaling 0.45% of the average monthly net assets of the Fund were paid to Advisers. Total expenses of Class I and Class II shares, including fees paid to Advisers, were 0.60% and 1.17%.


PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution consistent with internal policies, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLANS

Each class has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for activities primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the Class I plan may not exceed 0.15% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.50% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.15% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.


Total return is the change in value of an investment over a given period.
It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.


The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.


HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends that you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.


For corporate shareholders, none of the dividends paid by the Fund will qualify for the corporate dividends-received deduction.


Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment. You should consult your own tax advisor with respect to the application of your state and local income tax laws to these distributions.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

If you are not a U.S. person for purposes of federal income taxation, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions received by you from the Fund and the application of foreign tax laws to these distributions.

You should also consult your tax advisor with respect to the applicability of any state and local intangible property or income taxes on your shares of the Fund and distributions and redemption proceeds received from the Fund.

HOW IS THE FUND ORGANIZED?

The Fund is a diversified series of Franklin Custodian Funds, Inc. (the "Custodian Funds"), an open-end management investment company, commonly called a mutual fund. It was incorporated under the laws of Delaware in 1947, reincorporated under the laws of Maryland in 1979, and is registered with the SEC under the 1940 Act.

The Fund began offering two classes of shares on May 15, 1995: U.S.
Government Securities Series - Class I, and U.S. Government Securities Series - Class II. All shares purchased before that time are considered Class I shares. The Fund began offering a third class of shares on January 1, 1997: U.S. Government Securities Series - Advisor Class. Class I, Class II and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. Advisor Class shares are described in a separate prospectus relating only to that class. For more information concerning Advisor Class shares, contact your investment representative or Distributors. Additional classes and series may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of Custodian Funds for matters that affect Custodian Funds as a whole.

Custodian Funds has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

Custodian Funds does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board. A special meeting may also be called by a majority of the Board or by the written request of shareholders holding at least 25% of the shares entitled to vote at the meeting.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. MINIMUM
                       INVESTMENTS*
-----------------------------------
To Open Your Account       $100
To Add to Your Account     $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

DECIDING WHICH CLASS TO BUY
You should consider a number of factors when deciding which class of shares to buy. If you plan to buy $1 million or more in a single payment or you qualify to buy Class I shares without a sales charge, you may not buy Class II shares.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                     TOTAL SALES CHARGE    AMOUNT PAID
                                     AS A PERCENTAGE OF    TO DEALER AS A
                                     -----------------
                                    OFFERING  NET AMOUNT
AMOUNT OF PURCHASE                  PRICE     INVESTED     PERCENTAGE OF
AT OFFERING PRICE                                          OFFERING PRICE
-------------------------------------------------------------------------------
CLASS I

Under $100,000                     4.25%    4.44%        4.00%

$100,000 but less than $250,000    3.50%    3.63%        3.25%

$250,000 but less than $500,000    2.75%    2.83%        2.50%

$500,000 but less than
 $1,000,000                        2.15%    2.20%        2.00%

$1,000,000 or more*                None     None          None


CLASS II

Under $1,000,000*                 1.00%    1.01%         1.00%
*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of
$1 million or more and any Class II purchase. Please see "How Do I Sell Shares?
- Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."


SALES CHARGE REDUCTIONS AND WAIVERS

IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR
WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your shares in other Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

1.Dividend and capital gain distributions from any Franklin Templeton Fund or a REIT sponsored or advised by Franklin Properties, Inc.

2.Distributions from an existing retirement plan invested in   the Franklin
  Templeton Funds


3.Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund or the Franklin Government Securities Trust.
  You should contact your tax advisor for information on any tax consequences that may apply.


4.Redemptions from any Franklin Templeton Fund if you:

  o Originally paid a sales charge on the shares,

  o Reinvest the money within 365 days of the redemption date, and

  o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The
Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

5.Redemptions from other mutual funds If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if (a) the investment objectives were similar to the Fund's and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption.

The Fund's sales charges will also not apply to Class I purchases by:

6.Trust companies and bank trust departments agreeing to invest in Franklin
  Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal
  funds   received by the close of business on the next business day following the order.

7.Group annuity separate accounts offered to retirement plans

8.Retirement plans that (i) are sponsored by an employer with at least 100 employees, (ii) have plan assets of $1 million or more or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period. Retirement plans that are not Qualified Retirement Plans or SEPS, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above.

9.An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.


10.Broker-dealers, registered investment advisors or certified financial planners, who have entered into an agreement with Distributors for clients participating in comprehensive fee programs.


11.Registered Securities Dealers and their affiliates, for their investment accounts only

12.Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

13.Officers, trustees, directors and full-time employees of the Franklin
   Templeton Funds or the Franklin Templeton Group and their family members, consistent with our then-current policies

14.Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

15.Accounts managed by the Franklin Templeton Group

16.Certain unit investment trusts and their holders reinvesting distributions from the trusts


17.Investors exchanging Advisor Class shares from any of the Franklin Templeton
   Funds, or, beginning on or about May 1, 1997, Class Z shares of Mutual
   Series.


HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. A Securities Dealer may only receive one of these payments for each qualifying purchase. Securities Dealers who receive payments under items 1, 2 and 3 below will earn the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase. The payments are paid by Distributors or one of its affiliates, at its own expense, and not by the Fund or its shareholders.


1. Securities Dealers may receive up to 1% of the purchase price for Class II purchases.

2. Securities Dealers will receive up to 0.75% of the purchase price for Class I purchases of $1 million or more.

3. Securities Dealers may, in the sole discretion of Distributors, receive up to 1% of the purchase price for Class I purchases made under waiver category 8 above.

4. Securities Dealers may receive up to 0.25% of the purchase price for Class I purchases made under waiver categories 6, 9 and 10 above.


PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI FOR ANY BREAKPOINTS THAT MAY APPLY.


Securities Dealers may receive additional compensation from Distributors or an affiliated company in connection with selling shares of the Franklin Templeton Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales or training programs or promotional activities. Registered representatives and their families may be paid for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to Securities Dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the NASD.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.
METHOD STEPS TO FOLLOW
---------------------------------------------------------------

BY MAIL      1. Send us written instructions signed by all
                account owners

             2. Include any outstanding share certificates for
                the shares you're exchanging
---------------------------------------------------------------

BY PHONE     Call Shareholder Services or TeleFACTS(R)

                If you do not want the ability to exchange by
                phone to apply to your account, please let us
                know.
---------------------------------------------------------------

THROUGH YOUR DEALER    Call your investment representative
---------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.


CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares") and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the SAME CLASS.

o The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT(S). Additional procedures may apply. Please see "Transaction
  Procedures   and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter or
   (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD        STEPS TO FOLLOW
---------------------------------------------------------------

BY MAIL      1. Send us written instructions signed by all
                account owners

             2. Include any outstanding share certificates for
                the shares you are selling

             3. Provide a signature guarantee if required

             4. Corporate, partnership and trust accounts may
                need to send additional documents. Accounts
                under court jurisdiction may have additional
                requirements.
---------------------------------------------------------------

BY PHONE

(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)

             Call Shareholder Services

             Telephone requests will be accepted:

             o If the request is $50,000 or less.
               Institutional accounts may exceed $50,000 by completing a separate agreement. Call
               Institutional Services to receive a copy.

             o If there are no share certificates issued for the
               shares you want
               to sell or you have already returned them to the Fund

             o Unless you are selling shares in a Trust
               Company retirement plan account

             o Unless the address on your account was changed by
               phone within the last 30 days
-------------------------------------------------------------------------------

THROUGH YOUR
 DEALER      Call your investment representative
--------------------------------------------------------------------------------


Beginning on or about May 1, 1997, you will automatically be able to redeem shares by telephone without completing a telephone redemption agreement. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. If you later decide you would like this option, send us written instructions signed by all account owners.


We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS
To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

CONTINGENT DEFERRED SALES CHARGE

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR
AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% a month of an account's Net Asset Value (3% quarterly, 6% semiannually or 12% annually). For example, if you maintain an annual balance of $1 million in Class I shares, you can withdraw up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be withdrawn annually free of charge.

o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o Tax-free returns of excess contributions from employee benefit plans

o Distributions from employee benefit plans, including those due to termination or plan transfer


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends from its net investment income monthly to shareholders of record on the last business day of that month and pays them on or about the 15th day of the next month. Capital gains, if any, may be distributed annually, usually in December.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:
o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR BEFORE SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.


If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.


TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.


To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless ALL owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT   DOCUMENTS REQUIRED
-------------------------------------------------------------------------------

CORPORATION  Corporate Resolution
-------------------------------------------------------------------------------

PARTNERSHIP  1. The pages from the partnership agreement that identify the general partners, or

             2. A certification for a partnership agreement
-------------------------------------------------------------------------------

TRUST        1. The pages from the trust document that
                identify the trustees, or

             2. A certification for trust
-------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV" and "ACATS" systems or through Franklin/Templeton's PCTrades II(TM) System.



TAX IDENTIFICATION NUMBER

The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin ccounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS. The code numbers for Class I and Class II are 110 and 210, respectively.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. For further information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.
WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                             HOURS OF OPERATION
                                             (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH
FRIDAY)
---------------------------------------------------------------

Shareholder Services      1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information          1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                          (1-800/342-5236)   6:30 a.m. to 2:30 p.m.
                                             (Saturday)
Retirement Plans          1-800/527-2020     5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637     5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investmentmanager

BOARD - The Board of Directors of Custodian Funds

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II" and "Advisor Class." The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.

FRANKLIN FUNDS - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

FRANKLIN TEMPLETON FUNDS - The Franklin Funds and the Templeton Funds


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMER(S) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.

QUALIFIED RETIREMENT PLAN(S) - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

REIT - Real Estate Investment Trust

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TEMPLETON FUNDS - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


FRANKLIN

CUSTODIAN

FUNDS, INC.

STATEMENT OF
ADDITIONAL INFORMATION

FEBRUARY 1, 1997

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

TABLE OF CONTENTS

How does the Fund Invest its Assets?           2

Investment Restrictions                        6

Officers and Directors                         7

Investment Management
 and Other Services                            10

How does the Fund Buy
 Securities for its Portfolio?                 11

How Do I Buy, Sell and Exchange Shares?        13

How are Fund Shares Valued?                    16

Additional Information on
 Distributions and Taxes                       17

The Fund's Underwriter                         19

How does the Fund
 Measure Performance?                          22

Miscellaneous Information                      26

Financial Statements                           27

Useful Terms and Definitions                   27
------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
------------------------------------------------------------------------
------------------------------------------------------------------------
  MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
  CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
  BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
  PRINCIPAL.
------------------------------------------------------------------------

FCF SAI 02/97

The Franklin Custodian Funds, Inc. (the "Fund") is an open-end management investment company consisting of the following five series (individually or collectively referred to as the "Series"), the Growth Series, Utilities Series, Income Series, U.S. Government Securities Series, and DynaTech Series.

The Growth Series primary investment objective is capital appreciation. The Growth Series seeks to achieve its objective by investing primarily in common stocks or convertible securities believed to offer favorable possibilities for capital appreciation, some of which may yield little or no current income. Current income is only a secondary consideration when selecting portfolio securities. The DynaTech Series investment objective is capital appreciation. The DynaTech Series seeks to achieve its objective by investing primarily in companies that emphasize technological development, in fast-growing industries, or in the securities of companies that Advisers considers undervalued. The Utilities Series investment objectives are both capital appreciation and current income. The Utilities Series seeks to achieve its investment objectives by investing primarily in common stocks, including, from time to time, non-dividend paying common stocks if, in the opinion of Advisers, these securities appear to offer attractive opportunities for capital appreciation. The Income Series investment objective is to maximize income while maintaining prospects for capital appreciation. The Income Series invests in a diversified portfolio of securities selected with particular consideration of current income production. The U.S. Government Securities Series investment objective is income. The U.S. Government Securities Series seeks to achieve its objective by investing in a portfolio limited to securities that are obligations of the U.S. government or its instrumentalities.

There are three Prospectuses for the Fund; one Prospectus covers all five Series of the Fund; one covers the Income Series of the Fund; and one covers the U.S. Government Securities Series of the Fund. Each Prospectus dated February 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in a Series of the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

OPTION TRANSACTIONS - Subject to the investment restrictions noted below, the Fund may write covered call options which trade on national securities exchanges. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option is "covered" if the option writer owns the underlying security which is subject to the call or a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written.

The writer of an option receives a premium from the buyer, and retains the premium whether or not the option expires unexercised. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. If a call option is exercised, the writer also experiences a profit or loss from the sale of the underlying security. The writer of a call option may have no control over when the underlying securities must be sold since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.

The Fund may terminate its obligation by effecting a "closing purchase transaction." This is accomplished by buying an option identical to the option previously written. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is no guarantee that a closing purchase will be available to be effected at the time desired by the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund until the time of repurchase. Thereafter, the Fund bears the risk of the security's rise or fall in market value unless it sells the security.

The DynaTech and Growth Series may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, the Series will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option, plus transaction costs.

The Fund's manager does not currently intend to write options which would cause the market value of any Series' open options to exceed 5% of that Series' total net assets. There is no specific limitation on the Fund's ability to write covered call options. However, as a practical matter, the Fund's option writing activities may be limited by state or federal regulations. Among other things, state regulations limit the aggregate value of securities underlying outstanding options to 25% or less of net assets. As of the fiscal year ended September 30, 1996, there were no open options transactions in any Series. The U.S. Government Securities Series does not presently engage in option transactions, as discussed in restriction 10, below.

ENHANCED CONVERTIBLE SECURITIES. The Fund, other than the U.S. Government Securities Series, may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after three years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However if called early the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS, they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company whose common stock is to be acquired in the event the security is converted or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be also similar to those described in which a Fund may invest, consistent with its objectives and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved. The U.S. Government Securities Series does not invest in convertible preferred stocks.

LOAN PARTICIPATIONS - The Income Series may invest up to 5% of its total assets (at the time of investment) in loan participations, all of which may have speculative characteristics, when the fund's investment manager believes such investments offer the possibility of long-term appreciation in value.

Loan participations are interests in floating or variable rate senior loans ("Loans") to U.S. corporations, partnerships and other entities ("Borrowers") which operate in a variety of industries and geographical regions. An investment in loan participations carries a high degree of risk and may have the consequence that interest payments with respect to such securities may be reduced, deferred, suspended or eliminated and may have the further consequence that principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment.

Loans in which the Income Series will purchase participation interests may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London Inter-Bank Offered Rate, the Certificate of Deposit rate or other base lending rates used by commercial lenders. The Loans typically have the most senior position in a Borrower's capital structure, although some Loans may hold an equal ranking with other senior securities of the Borrower. Although the Loans generally are secured by specific collateral, the Income Series may invest in Loans which are not secured by any collateral. Uncollateralized Loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized Loans. The collateral underlying a collateralized Loan may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Loan. The Income Series is not subject to any restrictions with respect to the maturity of the Loans in which it purchases participation interests.

The Loans generally are not rated by nationally recognized statistical rating organizations. Ratings of other securities issued by a Borrower do not necessarily reflect adequately the relative quality of a Borrower's Loans. Therefore, although Advisers may consider such ratings in determining whether to invest in a particular Loan, such ratings will not be the determinative factor in Advisers' analysis.

The Loans are not readily marketable and may be subject to restrictions on resale. Participation interests in the Loans generally are not listed on any national securities exchange or automated quotation system and no regular market has developed for such interests. Any secondary purchases and sales of loan participations generally are conducted in private transactions between buyers and sellers. Many of the Loans in which the Income Series expects to purchase interests are of a relatively large principal amount and are held by a relatively large number of owners which, in Advisers' opinion, should enhance the relative liquidity of such interests.

When acquiring a loan participation, the Income Series will have a contractual relationship only with the Lender (typically an entity in the banking, finance or financial services industries), not with the Borrower. The Income Series has the right to receive payments of principal and interest to which it is entitled only from the Lender selling the loan participation and only upon receipt by such Lender of such payments from the Borrower. In connection with purchasing loan participations, the Income Series generally will have no right to enforce compliance by the Borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Lenders through set-off against the Borrower, and the Fund may not directly benefit from the collateral supporting the Loan in which it has purchased the loan participation. As a result, the Income Series may assume the credit risk of both the Borrower and the Lender selling the loan participation. In the event of the insolvency of the Lender selling a loan participation, the Income Series may be treated as a general creditor of such Lender, and may not benefit from any set-off between such Lender and the Borrower.

GNMA CERTIFICATES - Securities of the type to be included in the U.S. Government Securities Series portfolio have historically involved little risk to principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Series. The U.S. government has never defaulted and never delayed payments of interest or principal on its obligations, however, this does not guarantee the value of a shareholder's investment in the U.S.
Government Securities Series.

WHEN-ISSUED, DELAYED DELIVERY AND TBA TRANSACTIONS - The Income Series may purchase debt obligations and the U.S. Government Series may purchase and sell GNMA Certificates on a "when-issued," "delayed delivery" or "TBA" basis. These transactions are arrangements under which either Series may purchase securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. These transactions are subject to market fluctuation and are subject to the risk that the value or yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. Although both Series will generally purchase these securities on a when-issued or TBA basis with the intention of acquiring such securities, they may sell such securities before the settlement date if it is deemed advisable. When a Series is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Series engages in when-issued, delayed delivery or TBA transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the Series' investment objectives and policies, and not for the purpose of investment leverage. In when-issued, delayed delivery and TBA transactions, the Series relies on the seller to complete the transaction. The other party's failure to do so may cause the Series to miss a price or yield considered advantageous. Securities purchased on a when-issued, delayed delivery or TBA basis do not generally earn interest until their scheduled delivery date. Neither Series is subject to any percentage limit on the amount of its assets which may be invested in when-issued, delayed delivery or TBA purchase obligations.

CREDIT UNION INVESTMENT REGULATIONS - This section summarizes the investment policies of the U.S. Government Securities Series, under which, based on the Fund's understanding of laws and regulations governing investments by federal credit unions on September 30, 1996, this Series would be a permissible investment for federal credit unions. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM.

All investments of the U.S. Government Securities Series will be subject to the following limitations:

(a) This Series will invest only in obligations of, or securities guaranteed as to principal and interest by, the U.S. Government or its agencies and instrumentalities, including without limitation GNMA certificates representing proportional interests in pools of whole loans.

(b) All purchases and sales of securities will be settled on a cash basis within 30 days of the trade date. However, this Series may agree to settle a purchase or sale transaction on a specific date up to 120 days after the trade date if, on the trade date, the Series has cash flow projections evidencing its ability to complete the purchase or the Series owns the security it has agreed to sell.

(c) This Series will not engage in repurchase agreements or reverse repurchase agreements.

(d) This Series will not engage in (1) futures or options transactions; (2) short sales; or (3) purchases of zero-coupon bonds which mature more than ten years after the purchase date.

(e) This Series will not invest in derivative mortgage-backed securities, such as collateralized mortgage obligations and real estate mortgage investment conduits, which represent non-proportional interests in pools of mortgage loans.

OTHER POLICIES - As discussed in the Prospectuses, the Fund, other than the U.S. Government Securities Series, may enter into repurchase agreements with banks or government securities dealers recognized by the Federal Reserve Board and which have been approved by the Board of Directors, who agree to repurchase the securities at a predetermined price within a specified time (normally one day to one week). In these transactions, the securities purchased by the Fund have an initial total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. Such arrangements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature. Repurchase agreements of more than one week's duration are considered to be illiquid. The U.S. Government Securities Series does not engage in repurchase agreements.

There are no restrictions or limitations on investments in obligations of the U.S. government, or of corporations chartered by Congress as federal government instrumentalities. The underlying assets may be retained in cash, including cash equivalents which are Treasury bills, commercial paper and short-term bank obligations such as certificates of deposit and bankers' acceptances. However, it is intended that only as much of the underlying assets of each Series be retained in cash as is deemed desirable or expedient under then-existing market conditions.

The Fund, other than the U.S. Government Securities Series, may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 ("restricted securities"), or in other securities which, in the opinion of the Board of Directors, may be otherwise illiquid. Illiquid equity securities will not be purchased if, upon such purchase, such securities will constitute 5% of the value of the total net assets of the Series in which they are held.

As noted in the Prospectuses, it is also the policy of the Fund that illiquid securities may not constitute, at the time of purchase, more than 10% of the value of the total net assets of the Series in which they are held. Generally an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. The Fund's Board of Directors has authorized the Fund to invest in restricted securities where such investment is consistent with a Series' investment objective and has authorized such securities to be considered liquid and thus not subject to the foregoing limitation, to the extent the Advisers determines that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board of Directors will review any determination by Advisers to treat a restricted security as a liquid security on an ongoing basis, including Advisers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisers and the Board of Directors will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Series of the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in that Series of the Fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts. Pursuant to an undertaking with the state of Ohio, the DynaTech Series will limit its investments in restricted securities to 15% of its total assets. This limit will include investments in Rule 144A restricted securities deemed liquid by the Fund's Board of Directors only to the extent such securities are included in the Ohio Securities Division's meaning of restricted securities under Ohio Administrative Code 1301:1:6-3-90(E)(12), as amended, in effect at the time of investment in such securities.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less.

The Fund MAY NOT:

 1. Borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total asset value.

 2. Buy any securities on "margin" or sell any securities "short."

 3. Lend any funds or other assets, except by the purchase of publicly distributed bonds, debentures, notes, to-be-announced securities or other debt securities and except that securities of any Series, other than the U.S. Government Securities Series, may be loaned to broker-dealers or other institutional investors as discussed in the Fund's Prospectus under "Loans of Portfolio Securities." For additional information relating to this policy see discussions under "Loan Participations" and limitations on illiquid securities under "Other Policies" in this SAI.

 4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

 5. Invest more than 5% of the value of the gross assets of a Series in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its instrumentalities. (The Growth, DynaTech, Income and Utilities Series also have policies that concentration of investments in a single industry may not exceed 25% of their assets, except that the Utilities Series will concentrate its investments in the utilities industry.)

 6. Purchase the securities of any issuer which would result in any Series owning more than 10% of the outstanding voting securities of an issuer.

 7. Purchase from or sell to its officers and directors, or any firm of which any officer or director is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; retain securities of any issuer if, to the knowledge of the Fund, one or more of its officers, directors or investment advisor own beneficially more than one-half of 1% of the securities of such issuer and all such officers and directors together own beneficially more than 5% of such securities.

 8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

 9. Acquire, lease or hold real estate except such as may be necessary or advisable for the maintenance of its offices.

10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs. The Fund may, however, write covered call options listed for trading on a national securities exchange and purchase call options to the extent necessary to cancel call options previously written. At the present, there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by the U.S. Government Securities Series and, therefore, there are no option transactions available for that Series.

11. Invest in companies for the purpose of exercising control or management.

12. Purchase securities of other investment companies; except to the extent each Series invests its uninvested daily cash balances in shares of the Franklin Money Fund and other money market funds in the Franklin Group of Funds provided
 (i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, (ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing each Series' shares (as determined under Rule 12b-1, as amended, under the federal securities laws) and (iii) provided aggregate investments by a Series in any such money market fund do not exceed (A) the greater of (i) 5% of each Series' total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

In addition to these fundamental policies, pursuant to an undertaking with the state of Texas it is the present policy of the Fund (which may be changed without the approval of shareholders) not to invest in real estate limited partnerships or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, explortation or development programs. Also pursuant to an undertaking with the state of Texas, the Growth Series may not invest in excess of 5% of its net assets, in warrants valued at the lower of cost or market, nor more than 2% of its net assets in warrents not listed on either the New York or American Stock Exchange.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

OFFICERS AND DIRECTORS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

POSITIONS AND OFFICES
NAME, AGE AND ADDRESS WITH THE FUND
PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS

 Harris J. Ashton (64)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

 Director

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (64)
 Park Avenue at Morris County
 P. O. Box 1945
 Morristown, NJ 07962-1945

 Director

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

President and Director

President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 56 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (56)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Vice President and Director

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (68)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Director

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Source One Mortgage Services Corporation (financial services), Shoppers Express (home shopping), Spacehab, Inc. (aerospace technology); and director, trustee or managing general partner, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (51)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Vice President and Director

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (36)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; Treasurer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President       Vice President

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc., and officer of 60 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (56)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 38 of the investment companies in the Franklin Group of Funds.

 Brian E. Lorenz (57)
 One North Lexington Avenue
 White Plains, New York 10001-1700

 Secretary

Attorney, member of the law firm of Bleakley Platt & Schmidt; officer of three of the investment companies in the Franklin Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $1,350 per month plus $1,300 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Fund and by other funds in the Franklin Templeton Group of Funds.


                                                              NUMBER OF BOARDS
                                          TOTAL FEES          IN THE FRANKLIN
                           TOTAL FEES     RECEIVED FROM THE   TEMPLETON GROUP
                           RECEIVED FROM  FRANKLIN TEMPLETON  OF FUNDS ON WHICH
NAME                       THE FUND       GROUP OF FUNDS**    EACH SERVES***


Harris J. Ashton..........$30,500         $343,591                55
S. Joseph Fortunato........30,500          360,411                57
Gordon S. Macklin..........30,500          335,541                52

*For the fiscal year ended September 30, 1996.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 62 registered investment companies, with approximately 171 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of January 3, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 12,937 shares of Growth Series - Class I, 7,855 shares of Utilities Series - Class I, 40,254 shares of DynaTech Series Class I, 405 shares of Income Series - Class I, and 43,451 shares of U.S. Government Securities Series - Class I, or less than 1% of the total outstanding shares of each Series' Class I shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

INVESTMENT MANAGEMENT
AND OTHER SERVICES

INVESTMENT MANAGER AND SERVICES PROVIDED. The Fund's investment manager is Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to a monthly rate of 5/96 of 1% (approximately 5/8 of 1% per year) for the first $100 million of net assets of each Series; 1/24 of 1% (approximately 1/2 of 1% per year) on net assets of each Series in excess of $100 million up to $250 million; 9/240 of 1% (approximately 45/100 of 1% per year) of net assets of each Series from $250 million up to $10 billion; 11/300 of 1% (approximately 44/100 of 1% per year) of net assets of each Series from $10 billion to $12.5 billion; 7/200 of 1% (approximately 42/100 of 1% per year) of net assets of each Series from $12.5 billion to $15 billion; 1/30 of 1% (approximately 40/100 of 1%) of net assets of each Series from $15 billion to $17.5 billion; 19/100 of 1% (approximately 38/100 of 1%) of net assets of each Series from $17.5 billion to $20 billion; and 3/100 of 1% (approximately 36/100 of 1%) of net assets of each Series above $20 billion. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

For the fiscal years ended September 30, 1994, 1995 and 1996, management fees paid to Advisers for the five Series of the Fund were as follows:

FUND                  1994                 1995                 1996

GROWTH SERIES   $2,681,332           $2,969,094           $4,329,460

DYNATECH
 SERIES            424,859              491,673               601,568

UTILITIES
 SERIES         13,930,637           12,223,592            12,335,820

INCOME SERIES   20,628,160           23,887,430            30,075,761

U.S.
 GOVERNMENT
 SECURITIES
 SERIES         58,414,490           50,269,876            48,138,799

MANAGEMENT AGREEMENT. The management agreement is in effect until January 31, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

CUSTODIANS. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended September 30, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1996.

HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?

The selection of brokers and dealers to execute transactions in the Fund's portfolio is made by Advisers in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, Advisers seeks to obtain prompt execution of orders at the most favorable net price. When portfolio transactions are done on a securities exchange, the amount of commission paid by the Fund is negotiated between Advisers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. Advisers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The amount of commission is not the only factor Advisers considers in the selection of a broker to execute a trade. If Advisers believes it is in the Fund's best interest, it may place portfolio transactions with brokers who provide the types of services described below, even if it means the Fund will pay a higher commission than if no weight were given to the broker's furnishing of these services. This will be done only if, in the opinion of Advisers, the amount of any additional commission is reasonable in relation to the value of the services. Higher commissions will be paid only when the brokerage and research services received are bona fide and produce a direct benefit to the Fund or assist Advisers in carrying out its responsibilities to the Fund, or when it is otherwise in the best interest of the Fund to do so, whether or not such services may also be useful to Advisers in advising other clients.

When Advisers believes several brokers are equally able to provide the best net price and execution, it may decide to execute transactions through brokers who provide quotations and other services to the Fund, in an amount of total brokerage as may reasonably be required in light of these services. Specifically, these services may include providing the quotations necessary to determine the Fund's Net Asset Value, as well as research, statistical and other data.

Since most purchases by the U.S. Government Securities Series are principal transactions at net prices, the U.S. Government Securities Series incurs little or no brokerage costs.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, consistent with internal policies the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

During the fiscal years ended September 30, 1994, 1995 and 1996, the Fund paid brokerage commissions as follows:

FUND               1994                  1995               1996

GROWTH SERIES    $99,627                 $50,102          $105,528

DYNATECH
 SERIES           11,863                  1,025,293         18,930

UTILITIES
 SERIES          487,079                  11,850          1,525,621

INCOME SERIES   1,223,298                  895,111         1,220,342

U.S.GOVERNMENT
 SECURITIES
 SERIES              -0-                   -0-               -0-

As of September 30, 1996, the Fund did not own securities of its regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

FOR THE GROWTH SERIES AND DYNATECH SERIES

SIZE OF PURCHASE - U.S. DOLLARS                SALES CHARGE
Under $30,000                                       3%
$30,000 but less than $100,000                      2%
$100,000 but less than $400,000                     1%
$400,000 or more 0%

FOR THE UTILITIES SERIES, INCOME SERIES AND U.S. GOVERNMENT SECURITIES SERIES

SIZE OF PURCHASE - U.S. DOLLARS                SALES CHARGE
Under $30,000                                       3.0%
$ 30,000 but less than $ 50,000                     2.5%
$ 50,000 but less than $100,000                     2.0%
$100,000 but less than $200,000                     1.5%
$200,000 but less than $400,000                     1.0%
$400,000 or more                                      0%

OTHER PAYMENTS TO SECURITIES DEALERS. For the Growth and DynaTech Series, Distributors will pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. For the Income, Utilities, and U.S. Government Securities Series, Distributors will pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans pursuant to a sales charge waiver, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds, including Class II Shares, acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter but will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objectives exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Pay-ments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors. The cost of these services is not borne by the Fund.

Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presi-dents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and ask prices is used. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Subject to the limitations discussed below, all or a portion of the income distributions paid by a Series (with the exception of the U.S. Government Securities Series) may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Series (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Series and is held for at least a minimum holding period) are less than 100% of its distributable income, then the amount of the Series' dividends paid to you which may be designated as eligible for deduction will not exceed the aggregate qualifying dividends received by the Series for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by the Series annually in a notice to shareholders mailed shortly after the end of the Series' fiscal year.

Corporate shareholders should note that dividends paid by a Series from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by a Series as a dividend will not qualify for the dividends-received deduction.

Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the shares in a Series have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in shares of a Series. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in your tax basis in its shares of the Series, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in a Series is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.

The Code requires all regulated investment companies to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed, nor taxed to the Series) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Series and received by you on December 31 of the calendar year in which they are declared. Each Series intends as a matter of policy to declare and pay dividends, if any, in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Gain realized by a Series from transactions entered into after April 30, 1993 that are deemed to constitute "conversion transactions" under the Code and which would otherwise produce capital gain may be recharacterized as ordinary income to the extent that the gain does not exceed an amount defined by the Code as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Series' expected return is attributable to the time value of the Series' net investment in such transaction and any one of the following criteria are met: 1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future; 2) the transaction is an applicable straddle;
3) the transaction was marketed or sold to the Series on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or 4) the transaction is specified in Treasury regulations to be promulgated in the future. The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or Section 263(g) of the Code concerning capitalized carrying costs.

Redemptions and exchanges of shares of a Series are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount realized from the transaction, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of the sales charge incurred in purchasing shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within ninety (90) days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares purchased.

Each Series, other than the U.S. Government Securities Series, may be subject to foreign withholding taxes on income from certain of its foreign securities. Because a Series generally has not invested and does not intend in the future to invest more than 50% of its total assets in securities of foreign corporations, it is not entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by each Series. These taxes will be taken as a deduction by each Series.

Foreign exchange gains and losses realized by a Series (except for the U.S. Government Securities Series) in connection with certain transactions involving foreign currencies, foreign currency payables or receivables and foreign currency-denominated debt securities are subject to special tax rules which may cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount and timing of the Series' income or loss from such transactions and in turn its distributions to you. Additionally, investments in foreign securities pose special issues to the Series in meeting its asset diversification and income tests as a regulated investment company. The Series will limit its investments in foreign securities to the extent necessary to comply with these requirements.

If a Series owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Series does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Series may be subject to U.S. federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Series to its U.S. shareholders. The Series may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any federal income tax paid by the Series as a result of its ownership on shares of a PFIC will not give rise to a deduction or credit to the Series or to you. A PFIC means any foreign corporation if, for the taxable year involved, either (i) it derives at least 75 percent of its income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50 percent of the value (or adjusted basis, if elected) of the assets held by the corporation produce "passive income."

On April 1, 1992, proposed U.S. Treasury regulations were issued regarding a special mark to market election for regulated investment companies. Under these regulations, the annual mark-to-market gain, if any, on shares held by the Series in a PFIC would be treated as an excess distribution received by the Series in the current year, eliminating the deferral and the related interest charge. Such excess distribution amounts are treated as ordinary income, which the Series will be required to distribute to shareholders even though the Series has not received any cash to satisfy this distribution requirement. These regulations would be effective for taxable years ending after the promulgation of the proposed regulations as final regulations.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for both classes of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Until April 30, 1994, income dividends for Class I shares were reinvested at the Offering Price and Distributors allowed 50% of the entire commission to the Securities Dealer of record, if any, on an account. Starting with any income dividends paid after April 30, 1994, this reinvestment is at Net Asset Value.

In connection with the offering of the Fund's shares, aggregate underwriting commissions received by Distributors and after allowances to dealers, the amounts retained by Distributors in net underwriting discounts and commissions, for the fiscal years ended September 30, 1994, 1995 and 1996 were as follows in the table below. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

                FISCAL YEAR - SEPTEMBER 30, 1994
                        COMMISSIONS   COMMISSIONS
FUND                     RECEIVED        RETAINED

Growth Series          $2,157,161     $213,992
DynaTech Series           172,942        4,415
Utilities Series       19,947,028    1,181,619
Income Series          53,164,210    1,717,009
U.S. Government
 Securities Series     35,631,313    4,226,864

              FISCAL YEAR - SEPTEMBER 30, 1995
                     COMMISSIONS     COMMISSIONS
FUND                 RECEIVED        RETAINED

Growth Series          $2,112,855   $233,027
DynaTech Series           231,256     25,733
Utilities Series        6,047,891    366,179
Income Series          37,121,561  2,117,539
U.S. Government
 Securities Series     10,902,931    656,562

           FISCAL YEAR - SEPTEMBER 30, 1996
                    COMMISSIONS     COMMISSIONS
FUND                 RECEIVED       RETAINED

Growth Series          $4,835,570  $ 505,111
DynaTech Series           285,074     32,125
Utilities Series        3,913,659    228,611
Income Series          46,806,723  1,739,086
U.S. Government
 Securities Series     13,160,355    834,565

For the fiscal years ended September 30, 1995 and 1996 Distributors received the following amounts in connection with redemptions or repurchases of shares:

 FISCAL YEAR - SEPTEMBER 30, 1995

                           AMOUNT
FUND                      RECEIVED

Growth Series              $  227
DynaTech Series               280
Utilities Series              -0-
Income Series               4,700

U.S. Government
 Securities Series          2,188

 FISCAL YEAR - SEPTEMBER 30, 1996

                           AMOUNT
FUND                      RECEIVED

Growth Series             $ 7,930
DynaTech Series               -0-
Utilities Series           11,242
Income Series             136,828
U.S. Government
 Securities Series         23,231

THE RULE 12B-1 PLANS

Each Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act, with respect to its Class I and Class II shares (the "Class I Plan(s)" and "Class II Plan(s)," respectively, or "Plan(s)").

The Class I Plans. Under the Class I plans, Growth Series and DynaTech Series may pay up to a maximum of 0.25% and Income Series, Utilities Series, and U.S. Government Securities Series may pay up to a maximum of 0.15% per year of their average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

In implementing the Class I plans, the Board has determined that the annual fees payable under the Growth Series and DynaTech Series' Class I plans, will be equal to the sum of: (i) the amount obtained by multiplying 0.25% by the average daily net assets represented by Class I shares of such Series that were acquired by investors of such Series on or after May 1, 1994, the effective date of the plan ("New Assets"), and (ii) the amount obtained by multiplying 0.15% by the average daily net assets represented by Class I shares of such Series that were acquired before May 1, 1994 ("Old Assets"). These fees will be paid to the current Securities Dealer of record on the account. In addition, until such time as the maximum payment of 0.25% is reached on a yearly basis, up to an additional 0.05% will be paid to Distributors under the Growth Series and DynaTech Series' Class I plans. With respect to the Income and Utilities Series, the annual fees payable under their respective Class I plans will be equal to the sum of: (i) the amount obtained by multiplying 0.15% by the average daily net assets represented by the New Assets of such Series' Class I shares, and
(ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by the Old Assets of such Series' Class I shares. With respect to the U.S. Government Securities Series, the annual fees payable under it's Class I plan will be equal to the sum of: (i) the amount obtained by multiplying 0.15% by the New Assets of such Series' Class I shares, and (ii) the amount obtained by multiplying 0.05% by the Old Assets of such Series. These fees will be paid to the current securities dealer of record on the shareholder's account. In addition, until such time as the maximum payment of 0.15% with respect to the Income, Utilities and U.S. Government Securities Series is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under their respective Class I Plan. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the Plans, such as advertising.

The fee is a class I expense. This means that all Class I shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rates will be at least 0.20% (0.15% plus 0.05%) for the Growth and DynaTech Series; 0.12% (0.10% plus 0.02%) for the Income and Utilities Series; and 0.07% (0.05% plus 0.02%) for the U.S. Government Securities Series of the average daily net assets of Class I and, as Class I shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class I shares purchased on or after May 1, 1994, increases in relation to outstanding Class I shares, the expenses attributable to payments under the plan will also increase (but will not exceed the maximum allowable under each Class I plan). While this is the currently anticipated calculation for fees payable under the Class I plans, the plans permit the Board to allow the Growth and DynaTech Series to pay a full 0.25% and the Income, Utilities, and U.S. Government Securities Series to pay a full 0.15% on all assets at any time. The approval of the Board would be required to change the calculation of the payments to be made under the Class I plans.

The Class I plans do not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS II PLANS. Under the Class II plans, the Growth Series and Dynatech Series pay Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, and the Utilities Series, Income Series, and U.S. Government Securities Series pays Distributors up to 0.50% per year of Class II's average daily net assets, payable quarterly for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Series.

Under the Class II Plans, the Growth Series and Dynatech Series also pay an additional 0.25% per year and the Utilities Series, Income Series and the U.S. Government Securities Series also pay an additional 0.15% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.

THE CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.

For the fiscal year ended September 30, 1996, for the Growth Series, Distributors had eligible expenditures of $2,133,497 and $345,359 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, of which the Fund paid Distributors $1,757,828 and $139,150 under the Class I and Class II plans. For the fiscal year ended September 30, 1996, for the Utilities Series, Distributors had eligible expenditures of $3,970,625 and $193,190 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, of which the Fund paid Distributors $3,410,136 and $85,083 under the Class I and Class II plans. For the fiscal year ended September 30, 1996, for the DynaTech Series, Distributors had eligible expenditures of $249,868 and $0 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, of which the Fund paid Distributors $187,924 and $0 under the Class I and Class II plans. For the fiscal year ended September 30, 1996, for the Income Series, Distributors had eligible expenditures of $10,377,109 and $2,711,183 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, of which the Fund paid Distributors $8,558,342 and $1,086,908 under the Class I and Class II plans. For the fiscal year ended September 30, 1996, for the U.S. Government Securities Series, Distributors had eligible expenditures of $8,733,702 and $591,207 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Class I and Class II plans, of which the Fund paid Distributors $8,578,523 and $179,552 under the Class I and Class II plans.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to sec rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance for each class follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five- and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

The average annual total returns for each class for the one-, five- and ten-year periods, or fractional portion thereof, ended September 30, 1996 were as follows:

                               ONE-YEAR     FIVE-YEAR     TEN-YEAR
CLASS I                        PERIOD       PERIOD        PERIOD

Growth Series                  14.33%         12.60%      14.13%

DynaTech Series                 7.78%         12.50%      14.07%

Utilities Series                1.47%          7.26%       8.20%

Income Series                   4.87%         10.88%      10.56%

U.S. Government
 Securities
 Series                         0.75%          5.69%        7.65%

                                FROM        ONE-YEAR
CLASS II                      INCEPTION*    PERIOD

Growth Series                  22.85%      16.63%

Utilities Series               11.63%       3.34%

Income Series                  11.73%       6.93%

U.S. Government
 Securities Series              6.24%       2.52%

*Inception date:  May 1, 1995

These figures were calculated according to the SEC formula:

                                        n
                                  P(1+T) = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods at the end of the one-, five- or ten-year periods (or fractional portion thereof)

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, fiveand ten-year periods. The cumulative total return for each class for the one-, five- and ten-year periods, or fractional portion thereof, ended September 30, 1996 were as follows:

                     ONE-YEAR FIVE-YEAR   TEN-YEAR
CLASS I              PERIOD    PERIOD     PERIOD

Growth Series         14.33%    81.02%     274.81%

DynaTech Series        7.78%    80.17%     272.92%

Utilities Series       1.47%    41.99%     119.90%

Income Series          4.87%    67.57%     172.77%

U.S. Government
 Securities
 Series                0.75%    31.89%     108.97%

                     FROM      ONE-YEAR
CLASS II           INCEPTION*   PERIOD

Growth Series       33.97%     16.63%

Utilities Series    16.92%      3.34%

Income Series       17.07%      6.93%

U.S. Government
 Securities Series   8.98%       2.52%

*Inception date:  May 1, 1995

YIELD

CURRENT YIELD. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of each class earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for each class for the 30-day period ended September 30, 1996, were as follows:

                           30-DAY
CLASS I                     YIELD

Utilities Series            5.52%
Income Series               7.62%
U.S. Government
 Securities Series          6.81%

CLASS II

Utilities Series            5.19%
Income Series               7.36%
U.S. Government
 Securities Series          6.48%

These figures were obtained using the following SEC formula:

                                                 6
                           Yield = 2 [( a-b + 1 ) - 1]
                                   ----
                                       cd


where:

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum Offering Price per share on the last day of the period

CURRENT DISTRIBUTION RATE

Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains and is calculated over a different period of time. The current distribution rate for each Series for the 30-day period ended September 30, 1996, were as follows:

                          CURRENT
                       DISTRIBUTION
CLASS I                    RATE

Utilities Series            5.16%
Income Series               7.50%
U.S. Government
 Securities Series          7.01%

CLASS II

Utilities Series            4.83%
Income Series               7.24%
U.S. Government
 Securities Series.         7.18%

VOLATILITY

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of each class' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

h) Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines provide performance statistics over specified time periods.

i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

m) Standard & Poor's 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

n) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its category.

In addition to the indices listed above, the following specific comparisons may be appropriate:

Utilities Series may be compared to Moody's Utilities Stock Index, an unmanaged index of utility stock performance.

DynaTech Series may be compared to:

a) Hambrecht & Quist Technology Index - an unmanaged index of technology-based companies published by Hambrecht & Quist.

b) Pacific Stock Exchange Technology Index - an unmanaged index representing a wide variety of technology-based companies ranging from established companies to emerging growth companies.

c) Over-the-Counter (OTC) Composite Stock Index - an unmanaged index of stock performance of all stocks listed in the OTC market.

Income Series and U.S. Government Securities Series may be compared to:

a) Salomon Brothers Broad Bond Index or its component indices measures yield, price, and total return for Treasury, agency, corporate, and mortgage bonds.

b) Lehman Brothers Aggregate Bond Index or its component indices measures yield, price and total return for Treasury, agency, corporate, mortgage, and Yankee bonds.

c) Standard & Poor's Bond Indices - measures yield and price of corporate, municipal, and government bonds.

d) Other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds, and repurchase agreements.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

1. Franklin pioneered the concept of Ginnie Mae funds, and the U.S. Government Securities Series, with over $10 billion in assets and more than 429,000 shareholders as of November 30, 1996, is one of the largest Ginnie Mae funds in the U.S. and the world. Shareholders in this Series, which has a history of solid performance, range from individual investors with a few thousand dollars to institutions that have invested millions of dollars.

The U.S. Government Securities Series offers investors the opportunity to invest in GNMAs, which are among the highest yielding U.S.
government securities on the market.

2. Advertisements or information about the U.S. Government Securities Series may compare the performance of a class of the Series to the return on CDs or other investments. You should be aware, however, that an investment in the U.S. Government Securities Series involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the U.S. Government Securities Series' fixed-income investments, as well as the value of its shares which are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Series' shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Series is not insured by any federal, state or private entity.

3. The Utilities Series has paid uninterrupted dividends for the past 48 years. Over the life of the Utilities Series, dividends have increased in 30 of the last 48 years. Historically, equity securities of utility companies have paid a higher level of dividends than that paid by the general stock market. The Utilities Series, well established for over 40 years, is the oldest mutual fund in the U.S. investing in securities issued by public utility companies, primarily in the country's fast growing regions, and the Series has been continuously managed by the same portfolio manager since 1957.

4. The Income Series has paid uninterrupted dividends for the past 47 years.

5. The Growth Series offers investors a convenient way to invest in a diversified portfolio focusing on companies with long-term growth prospects.

6. The Growth Series made the 1990 and 1991 Forbes Mutual Fund Honor Roll for its performance in both up and down markets.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $171 billion in assets under management for more than 4.8 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 121 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

As of January 1, 1997, the Fund offers a third class of shares designated "Advisor Class." DynaTech Series does not offer Advisor Class. This SAI describes the Class I and Class II shares of the Fund. All Fund shares outstanding before the offering of Advisor Class shares will retain their previous rights and privileges. Class I, Class II and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. Advisor Class shares are described in a separate prospectus and SAI relating only to that class. For more information concerning Advisor Class shares, contact your investment representative or Distributors.

SUMMARY OF CODE OF ETHICS. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of the Fund, for the fiscal year ended September 30, 1996, including the auditors' report, are incorporated herein by reference.

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Directors of the Fund

CD - Certificate of deposit

CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II" and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. Class I and Class II differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FRANKLIN FUNDS - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

FRANKLIN TEMPLETON FUNDS - The Franklin Funds and the Templeton Funds

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge for the Growth and DynaTech Series is 4.50% for Class I and 1% for Class II. The maximum front-end sales charge for the Utilities Series, Income Series, and U.S. Government Securities Series is 4.25% for Class I and 1% for Class II.

PROSPECTUS - The prospectus for the Fund dated February 1, 1997, as may be amended from time to time

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TEMPLETON FUNDS - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc.,
Templeton Variable Annuity Fund, and Templeton Variable Products Series
Fund

U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



                         FRANKLIN CUSTODIAN FUNDS, INC.
                                    File Nos.
                                     2-11346
                                     811-537

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

a)    Financial Statements

(1) Audited Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated September 30, 1996 as filed with the SEC electronically on Form Type N-30D on December 9, 1996.

(i)  Report of Independent Auditors

(ii) Statement of Investments in Securities and Net Assets - September 30, 1996

(iii)Statements of Assets and Liabilities - September 30, 1996

(iv) Statements of Operations - for the year ended September 30, 1996

(v) Statements of Changes in Net Assets - for the years ended September 30, 1996 and 1995

(vi) Notes to Financial Statements

b)   Exhibits:

The following exhibits are incorporated herein by reference, except exhibits 11(i), 18(ii), 27(i), 27(ii), 27(iii), 27(iv), 27(v), 27(vi), 27(vii), 27(viii),
27(ix) and 27(x) which are attached.

(1)  copies of the charter as now in effect;

      (i)   Articles of Incorporation dated October 9, 1979
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (ii)  Agreement and Articles of Merger dated November
            7, 1979
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (iii) Certificate of Amendment to Articles of
            Incorporation dated October 4, 1985
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (iv)  Articles of Amendment dated October 14, 1985
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (v)   Certificate of Amendment to Articles of
            Incorporation dated February 24, 1989
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (vi)  Certificate of Amendment to Articles of
            Incorporation dated March 21, 1995
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (vii) Articles Supplementary to the Charter dated June
            29, 1995
            Filing:  Post-Effective Amendment No. 72 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  November 30, 1995

      (viii)Articles Supplementary to the Charter dated July 19,
            1996
            Filing:  Post-Effective Amendment No. 75 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  December 31, 1996

(2) copies of the existing By-Laws or instruments corresponding thereto;

      (i)  By-Laws
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

(3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

      Not Applicable

(4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

      Not Applicable

(5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (i) Management Agreement between the Registrant on behalf of the DynaTech Series and Franklin Advisers, Inc.
           dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (ii) Management Agreement between the Registrant on behalf of the Growth Series and Franklin Advisers, Inc. dated
           May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (iii)Management Agreement between the Registrant on behalf of the Income Series and Franklin Advisers, Inc. dated
           May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (iv) Management Agreement between the Registrant on behalf of the U.S. Government Securities Series and Franklin
           Advisers, Inc. dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (v) Management Agreement between the Registrant on behalf of the Utilities Series and Franklin Advisers, Inc.
           dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

(6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (i)  Amended and Restated Distribution Agreement between
           Registrant and Franklin/Templeton Distributors, Inc.
           dated March 29, 1995
           Filing:  Post-Effective Amendment No. 72 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  November 30, 1995

      (ii) Forms of Dealer Agreements between Franklin/Templeton
           Distributors, Inc. and dealers
           Registrant:  Franklin Tax-Free Trust
           Filing:  Post-Effective Amendment No. 22 to
           Registration Statement on Form N-1A
           File No. 2-94222
           Filing Date:  March 14, 1996

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

      Not Applicable

(8) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

      (i)   Custody Agreement between Registrant and Bank of
            America NT & SA dated September 17, 1991
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (ii) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing:  Post-Effective Amendment No. 74 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: August 19, 1996

      (iii) Terminal Link Agreement between Registrant and
            Bank of New York dated February 16, 1996
            Filing:  Post-Effective Amendment No. 74 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date: August 19, 1996

(9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

      Not Applicable

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

      (i)   Opinion and consent of counsel dated November 21, 1995
            Filing:  Post-Effective Amendment No. 72 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  November 30, 1995

(11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

      (i)   Consent of Independent Auditors

(12)  all financial statements omitted from Item 23;

       Not Applicable

(13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

      (i)   Letter of Understanding dated April 12, 1995
            Filing:  Post-Effective Amendment No. 71 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  April 27, 1995

      (ii) Subscription Agreement for Dynatech Series - Class II dated September 13, 1996
            Filing:  Post-Effective Amendment No. 75 to
            Registration Statement on Form N-1A
            File No. 2-11346
            Filing Date:  December 31, 1996


(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

      (i)  Copy of Model Retirement Plan
           Registrant:  AGE High Income Fund
           Filing:  Post-Effective Amendment No. 26 to
           Registration Statement on Form N-1A
           File No.  2-30203
           Filing Date:  August 1, 1989

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

      (i)  Distribution Plan pursuant to Rule 12b-1 between the
           Registrant on behalf of the DynaTech Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (ii)  Distribution Plan pursuant to Rule 12b-1 between the
           Registrant on behalf of the Growth Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (iii)Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (iv) Distribution Plan pursuant to Rule 12b-1 between the
           Registrant on behalf of the U.S. Government Securities
           Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (v)  Distribution Plan pursuant to Rule 12b-1 between the
           Registrant on behalf of the Utilities Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (vi) Distribution Plan pursuant to Rule 12b-1 between the
           Registrant on behalf of the Utilities Series, Income
           Series and U.S. Government Securities Series - Class
           II and Franklin/Templeton Distributors, Inc. dated March 30, 1995
           Filing:  Post-Effective Amendment No. 72 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  November 30, 1995

      (vii)Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Series - Class II and Franklin/Templeton Distributors, Inc. dated March 30, 1995
           Filing:  Post-Effective Amendment No. 72 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  November 30, 1995

      (viii)Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Dynatech Series - Class II and Franklin/Templeton Distributors, Inc. dated September 16, 1996
           Filing:  Post-Effective Amendment No. 75 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  December 31, 1996


(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited)

      (i)   Schedule for Computation of Performance Quotation
            Registrant: Franklin Tax-Advantaged U.S. Government Securities Fund
            Filing:  Post-Effective Amendment No. 8 to
            Registration Statement on Form N-1A
            File No.  33-11963
            Filing Date:  March 1, 1995

(17)  Powers of Attorney

      (i)  Powers of Attorney dated February 16, 1995
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

      (ii) Certificate of Secretary dated February 16, 1995
           Filing:  Post-Effective Amendment No. 71 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  April 27, 1995

(18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

      (i)  Multiple Class Plan for Growth Series, Utilities
           Series, Income Series, and U.S. Government Securities
           Series for Class II dated October 19, 1995
           Filing:  Post-Effective Amendment No. 75 to
           Registration Statement on Form N-1A
           File No. 2-11346
           Filing Date:  December 31, 1996

      (ii) Form of Multiple Class Plan for Dynatech Series Class II

(27)  Financial Data Schedule

      (i)   Financial Data Schedule for Dynatech Series - Class I

      (ii)  Financial Data Schedule for Dynatech Series - Class II

      (iii) Financial Data Schedule for Growth Series - Class I

      (iv)  Financial Data Schedule for Growth Series - Class II

      (v)   Financial Data Schedule for Utilities Series - Class I

      (vi)  Financial Data Schedule for Utilities Series - Class II

      (vii) Financial Data Schedule for U.S. Government Securities Series - Class I

      (viii)Financial Data Schedule for U.S. Government Securities Series - Class II

      (ix)Financial Data Schedule for Income Series - Class I

      (vii)Financial Data Schedule for Income Series - Class II

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

As of October 31, 1996, the number of record holders of each series of the Registrant was as follows:

                               NUMBER OF RECORD HOLDERS

                                CLASS I     CLASS II     ADVISOR
CLASS

Growth Series                   102,228      6,226         0
Utilities Series                186,396      2,003         0
DynaTech Series                  13,132         10         0
Income Series                   328,843     18,958         0
U.S. Government Securities
Series                          429,392      3,313         0

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a) Franklin Advisers, Inc.
The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds(R). In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Equity Fund Franklin Federal Money
Fund Franklin Federal Tax-Free Income Fund
Franklin Gold Fund Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund, Inc.
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Advantaged High Yield Securities Fund
Franklin Tax-Advantaged International Bond Fund
Franklin Tax-Advantaged U.S. Government Securities Fund
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934
   (SEC File No. 8-5889)

c) Not applicable.Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section
31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, California 94404.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

b) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's Annual Report to Shareholders and to furnish each person to whom a prospectus is delivered a copy of the Annual Report upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of January, 1997.

                                         FRANKLIN CUSTODIAN FUNDS, INC.
                                         (Registrant)
                                    By:  CHARLES B. JOHNSON*
                                         Charles B. Johnson
                                         President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHARLES B. JOHNSON*           Principal Executive
Charles B. Johnson            Officer and Director
                              Dated: January 30, 1997

MARTIN L. FLANAGAN*           Principal Financial Officer
Martin L. Flanagan            Dated: January 30, 1997

DIOMEDES LOO-TAM*             Principal Accounting Officer
Diomedes Loo-Tam              Dated: January 30, 1997

HARRIS J. ASHTON*             Director
Harris J. Ashton              Dated: January 30, 1997

S. JOSEPH FORTUNATO*          Director
S. Joseph Fortunato           Dated: January 30, 1997

RUPERT H. JOHNSON, JR.*       Director
Rupert H. Johnson, Jr.        Dated: January 30, 1997

GORDON S. MACKLIN*            Director
Gordon S. Macklin             Dated: January 30, 1996


*By /s/ Larry L. Greene
    Larry L. Greene, Attorney-in-Fact
    (Pursuant to Powers of Attorney previously filed)

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


EXHIBIT NO.               DESCRIPTION                    PAGE NO.
                                                         IN
SEQUENTIAL

NUMBERING SYSTEM
-------------------------------------------------------------------------

EX-99.B1(i)          Articles of Incorporation                 *
                     dated October 9, 1979

EX-99.B1(ii)         Agreement and Articles of Merger          *
                     dated November 7, 1979

EX-99.B1(iii)        Certificate of Amendment to               *
                     Articles of Incorporation
                     dated October 4, 1985

EX-99.B1(iv)         Articles of Amendment dated               *
                     October 14, 1985

EX-99.B1(v)          Certificate of Amendment to               *
                     Articles of Incorporation
                     dated February 24, 1989

EX-99.B1(vi)         Certificate of Amendment to               *
                     Articles of Incorporation
                     dated March 21, 1995

EX-99.B1(vii)        Articles Supplementary to the             *
                     Charter dated June 29, 1995

EX-99.B1(viii)       Articles Supplementary to the             *
                     Charter dated July 19, 1996

EX-99.B2(i)          By-Laws                                   *

EX-99.B5(i)          Management Agreement between              *
                     the Registrant on behalf of the
                     DynaTech Series and Franklin
                     Advisers, Inc. dated May 1, 1994

EX-99.B5(ii)         Management Agreement between the          *
                     Registrant on behalf of the Growth
                     Series and Franklin Advisers, Inc.
                     dated May 1, 1994

EX-99.B5(iii)        Management Agreement between the          *
                     Registrant on behalf of the Income
                     Series and Franklin Advisers, Inc.
                     dated May 1, 1994

EX-99.B5(iv)         Management Agreement between the          *
                     Registrant on behalf of the U.S.
                     Government Securities Series and
                     Franklin Advisers, Inc. dated May
                     1, 1994

EX-99.B5(v)          Management Agreement between the          *
                     Registrant on behalf of the Utilities
                     Series and Franklin Advisers, Inc.
                     dated May 1, 1994

EX-99.B6(i)          Amended and Restated Distribution         *
                     Agreement between Registrant and
                     Franklin/Templeton Distributors, Inc.
                     dated March 29, 1995

EX-99.B6(ii)         Forms of Dealer Agreements between        *
                     Franklin/Templeton Distributors, Inc.
                     and dealers

EX-99.B8(i)          Custody Agreement between Registrant      *
                     and Bank of America NT & SA dated
                     September 17, 1991

EX-99.B8(ii)        Master Custody Agreement between          *
                    Registrant and Bank of New York
                    dated February 16, 1996

EX-99.B8(iii)        Terminal Link Agreement between           *
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.B10(i)         Opinion and Consent of Counsel            *
                     dated November 21, 1995

EX-99.B11(i)         Consent of Independent Auditors     Attached

EX-99.B13(i)         Letter of Understanding dated             *
                     April 12, 1995

EX-99.B13(ii)        Subscription Agreement for                *
                     Dynatech Series - Class II
                     dated September 13, 1996

EX-99.B14(i)         Copy of Model Retirement Plan             *

EX-99.B15(i)         Distribution Plan pursuant to Rule        *
                     12b-1 between the Registrant on
                     behalf of the DynaTech Series and
                     Franklin/Templeton Distributors,
                     Inc. dated May 1, 1994

EX-99.B15(ii)        Distribution Plan pursuant to Rule        *
                     12b-1 between the Registrant on
                     behalf of the Growth Series and
                     Franklin/Templeton Distributors,
                     Inc. dated May 1, 1994

EX-99.B15(iii)       Distribution Plan pursuant to Rule        *
                     12b-1 between the Registrant on
                     behalf of the Income Series and
                     Franklin/Templeton Distributors,
                     Inc. dated May 1, 1994

EX-99.B15(iv)        Distribution Plan pursuant to Rule         *
                     12b-1 between the Registrant on
                     behalf of the U.S. Government
                     Securities Series and Franklin/
                     Templeton Distributors, Inc.
                     dated May 1, 1994

EX-99.B15(v)         Distribution Plan pursuant to Rule       *
                     12b-1 between the Registrant on
                     behalf of the Utilities Series and
                     Franklin/Templeton Distributors, Inc.
                     dated May 1, 1994

EX-99.B15(vi)        Distribution Plan pursuant to Rule       *
                     12b-1 between the Registrant on
                     behalf of the Utilities Series,
                     Income Series and U.S. Government
                     Securities Series - Class II and
                     Franklin/Templeton Distributors,
                     Inc. dated March 30, 1995

EX-99.B15(vii)       Distribution Plan pursuant to Rule        *
                     12b-1 between the Registrant on behalf
                     of the Growth Series - Class II and
                     Franklin/Templeton Distributors, Inc.,
                     dated March 30, 1995

EX-99.B15(viii)      Distribution Plan pursuant to Rule        *
                     12b-1 between the Registrant on
                     behalf of the Dynatech Series -
                     Class II and Franklin/Templeton
                     Distributors, Inc. dated
                     September 16, 1996

EX-99.B16(i)         Schedule for Computation of               *
                     Performance Quotation

EX-99.B17(i)         Powers of Attorney dated February         *
                     16, 1995

EX-99.B17(ii)        Certificate of Secretary dated            *
                     February 16, 1995

EX-99.B18(i)         Multiple Class Plan for Growth            *
                     Series, Utilities Series, Income
                     Series, and U.S. Government
                     Securities Series for Class - II
                     dated October 19, 1995

EX-99.B18(ii)        Form of Multiple Class Plan for           Attached
                     Dynatech Series - Class II

EX-99.B27(i)         Financial Data Schedule for Dynatech      Attached
                     Series - Class I

EX-99.B27(ii)        Financial Data Schedule for Dynatech      Attached
                     Series - Class II

EX-99.B27(iii)       Financial Data Schedule for Growth        Attached
                     Series - Class I

EX-99.B27(iv)        Financial Data Schedule for Growth        Attached
                     Series - Class II

EX-99.B27(v)         Financial Data Schedule for Utilities     Attached
                     Series - Class I

EX-99.B27(vi)        Financial Data Schedule for Utilities     Attached
                     Series - Class II

EX-99.B27(vii)       Financial Data Schedule for U.S.          Attached
                     Government Series - Class I

EX-99.B27(viii)      Financial Data Schedule for U.S.          Attached
                     Government Series - Class II

EX-99.B27(ix)        Financial Data Schedule for Income        Attached
                     Series - Class I

EX-99.B27(ix)        Financial Data Schedule for Income        Attached
                     Series - Class II